UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1:	Schedule of Investments

Vanguard International Growth Fund
Schedule of Investments
May 31, 2007

	Shares	Market Value ($000)

Common Stocks (97.4%)

Australia (2.7%)
^ Woodside Petroleum Ltd.	2,777,000	98,831
Woolworths Ltd.	3,995,600	91,104
Brambles Ltd. (U.K. Shares)	8,283,000	87,766
BHP Billiton Ltd.	3,094,100	81,422
^ James Hardie Industries NV	7,105,000	54,624
Macquarie Bank Ltd.	732,000	53,060
Brambles Ltd.	2,791,200	29,580

		496,387

Belgium (0.7%)
KBC Bank & Verzekerings Holding	888,000	122,508

Brazil (3.6%)
Companhia Vale do Rio Doce ADR	5,429,500	208,384
Petroleo Brasileiro Series A ADR	2,014,300	193,131
Banco Itau Holding Financeira SA ADR	3,283,600	144,774
Unibanco-Uniao de Bancos Brasileiros SA	10,611,000	119,533

		665,822

Canada (1.7%)
Suncor Energy, Inc.	2,528,000	219,546
Nova Chemicals Corp.	2,368,000	84,416

		303,962

China (1.2%)
China Unicom Ltd.	74,110,000	109,283
China Resources Enterprise Ltd.	16,870,000	61,564
^ China Overseas Land & Investment Ltd.	29,326,000	40,208
Dongfeng Motor Corp.	6,962,000	3,573

		214,628

Denmark (1.6%)
Danske Bank A/S	2,619,000	113,878
Novo Nordisk A/S B Shares	970,000	101,959
* Vestas Wind Systems A/S	1,082,136	75,834

		291,671

France (11.4%)
^ Suez SA	4,928,400	283,264
^ Total SA	2,546,000	191,897
^ L'Oreal SA	1,556,005	184,754
^ Groupe Danone	1,179,000	184,602
^ Natixis	6,576,687	172,229
^ AXA	3,782,000	165,238
^ Essilor International SA	1,340,000	160,905
^ Schneider Electric SA	949,764	136,955
^ Societe Generale Class A	702,000	136,736
STMicroelectronics NV	6,932,000	133,802
^ Cie. de St. Gobain SA	896,000	98,179
Renault SA	640,000	91,447
^ Pernod Ricard SA	355,020	77,950
^ PSA Peugeot Citroen	799,200	63,295

		2,081,253

Germany (7.0%)
^ Deutsche Bank AG	1,706,000	259,723
Siemens AG	1,715,000	226,163
^ SAP AG	3,723,500	178,653
^ Adidas AG	2,576,510	164,454
Porsche AG	64,800	115,094
Celesio AG	1,522,800	102,375
^ Bayerische Motoren Werke AG	1,457,300	97,583
^ Deutsche Telekom AG	5,165,000	95,920
^ Solarworld AG	395,849	36,162

		1,276,127

Greece (0.8%)
* National Bank of Greece SA	2,556,335	152,374

Hong Kong (2.4%)
Esprit Holdings Ltd.	12,844,400	157,898
*^ Hutchison Telecommunications International Ltd.	39,920,000	88,238
Jardine Matheson Holdings Ltd.	3,663,200	88,179
Hong Kong Exchanges & Clearing Ltd.	6,010,000	67,158
CNOOC Ltd.	44,035,000	41,448

		442,921

India (1.8%)
Infosys Technologies Ltd.	2,712,900	128,986
*1 Satyam Computer Services Ltd. Warrants Exp. 10/13/10	10,823,000	127,141
*1 State Bank of India Warrants Exp. 1/28/09	2,191,507	74,141

		330,268

Indonesia (0.2%)
PT Indonesian Satellite Corp. Tbk	56,272,000	43,475

Ireland (1.6%)
Anglo Irish Bank Corp. PLC	7,554,134	177,314
Allied Irish Banks PLC	3,997,260	120,387

		297,701

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	2,153,900	84,433

Italy (3.3%)
^ Unicredito Italiano SpA	35,452,277	332,990
^ Intesa Sanpaolo SpA	34,866,462	266,308

		599,298

Japan (14.5%)
Toyota Motor Corp.	3,979,000	239,647
Orix Corp.	867,940	233,529
Mitsui & Co., Ltd.	8,821,000	175,280
Sony Corp.	2,943,000	169,402
Canon, Inc.	2,718,700	159,931
Sumitomo Mitsui Financial Group, Inc.	14,800	143,748
SMC Corp.	1,055,800	132,971
Mitsui Sumitomo Insurance Co.	10,353,000	129,399
T & D Holdings, Inc.	1,736,000	117,664
^ Square Enix Co., Ltd.	4,201,000	109,952
Takashimaya Co.	8,257,000	95,058
^ Ebara Corp.	19,171,000	87,546
Honda Motor Co., Ltd.	2,242,600	79,104
Sumitomo Realty & Development Co.	1,862,000	70,455
KDDI Corp.	7,867	67,311
Japan Tobacco, Inc.	12,639	65,904
Hoya Corp.	1,877,400	60,869
Sumitomo Heavy Industries Ltd.	5,223,000	59,437
Yamada Denki Co., Ltd.	596,500	56,334
Nissan Motor Co., Ltd.	5,012,000	55,783
Kao Corp.	1,988,000	55,061
THK Co., Inc.	2,145,000	53,515
Rakuten, Inc.	156,452	53,352
Asahi Glass Co., Ltd.	3,937,000	52,589
*^ Jupiter Telecommunications Co., Ltd.	61,517	51,017
Tokyu Corp.	5,775,000	39,794
^ Promise Co., Ltd.	1,047,000	36,423

		2,651,075

Mexico (1.7%)
America Movil SA de CV Series L ADR	2,976,000	180,197
* Cemex SAB de CV ADR	2,600,000	101,088
Wal-Mart de Mexico SA	8,200,000	31,030

		312,315

Netherlands (2.5%)
^ Mittal Steel Co. NV	2,578,000	154,744
TNT NV	2,846,000	126,054
Reed Elsevier NV	4,736,000	94,368
Heineken Holding NV	1,471,074	74,412

		449,578

Russia (0.5%)
* OAO Gazprom-Sponsored ADR	2,806,400	102,422

Singapore (0.6%)
Singapore Telecommunications Ltd.	50,580,950	118,551

South Korea (2.7%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,902,000	340,663
*^ LG. Philips LCD Co., Ltd. ADR	4,374,000	88,267
Shinsegae Co., Ltd.	51,800	37,152
Samsung Fire & Marine Insurance Co.	186,900	33,764

		499,846

Spain (0.8%)
Industria de Diseno Textil SA	2,325,885	146,702

Sweden (3.7%)
^ Atlas Copco AB - A Shares	13,330,427	224,213
Skandinaviska Enskilda Banken AB A Shares	5,060,521	166,409
^ Sandvik AB	6,889,000	128,345
Telefonaktiebolaget LM Ericsson AB Class B	32,249,270	122,369
Svenska Handelsbanken AB A Shares	1,471,406	43,386

		684,722

Switzerland (7.1%)
Roche Holdings AG	1,466,000	268,987
Nestle SA (Registered)	634,000	246,956
Cie. Financiere Richemont AG	3,461,400	213,107
UBS AG	2,761,614	180,224
Novartis AG (Registered)	2,622,000	147,474
Syngenta AG	671,000	126,446
Geberit AG	494,180	86,362
Adecco SA (Registered)	505,797	36,892

		1,306,448

Taiwan (1.0%)
Hon Hai Precision Industry Co., Ltd.	14,714,000	103,944
Taiwan Semiconductor Manufacturing Co., Ltd.	41,499,090	86,336

		190,280

United Kingdom (21.8%)
Rio Tinto PLC	5,376,000	392,456
Tesco PLC	40,271,000	365,876
BG Group PLC	19,827,000	303,274
Royal Bank of Scotland Group PLC	21,692,200	269,476
^ Royal Dutch Shell PLC Class A (Amsterdam Shares)	6,219,000	231,298
Standard Chartered PLC	6,725,000	227,726
WPP Group PLC	13,004,000	192,318
Vodafone Group PLC	55,448,000	173,506
SABMiller PLC	6,647,000	158,192
AstraZeneca Group PLC	2,902,000	154,301
Signet Group PLC	65,440,000	146,995
GlaxoSmithKline PLC	5,548,000	144,520
Rolls-Royce Group PLC	14,353,000	141,562
Barclays PLC	9,453,000	135,155
Smiths Group PLC	4,651,000	104,809
Northern Rock PLC	4,818,000	102,958
Experian Group Ltd.	8,264,693	102,838
Reckitt Benckiser PLC	1,880,000	102,267
Meggitt PLC	14,917,500	94,528
Smith & Nephew PLC	7,692,000	94,391
Carnival PLC	1,521,830	78,910
Wolseley PLC	3,012,000	78,109
Rentokil Initial PLC	20,314,000	69,096
Burberry Group PLC	4,058,000	54,939
Capita Group PLC	3,670,000	53,859
Rexam PLC	2,616,000	27,819

		4,001,178

Total Common Stocks
(Cost $12,804,345)		17,865,945

Temporary Cash Investments (12.7%)

Money Market Fund (12.6%)

2 Vanguard Market Liquidity Fund, 5.279%	2,303,315,602	2,303,316

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)

3 Federal Home Loan Mortgage Corp.
4 5.197%, 7/9/07	25,000	24,865

Total Temporary Cash Investments
(Cost $2,328,180)		2,328,181

Total Investments (110.1%)
(Cost $15,132,525)		20,194,126

Other Assets and Liabilities—Net (-10.1%)		(1,857,322)

Net Assets (100%)		18,336,804

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31,2007, the aggregate value of these securities was $201,282,000, representing 1.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $24,865,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2007, the cost of investment securities for tax purposes was $15,154,826,000. Net unrealized appreciation of investment securities for tax purposes was $5,039,300,000, consisting of unrealized gains of $5,222,849,000 on securities that had risen in value since their purchase and $183,549,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 11.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At May 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	1,357	82,391	11,541
FTSE 100 Index	438	57,261	4,299
Topix Index	371	53,542	1,980
S&P ASX 200 Index	154	20,176	1,284

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At May 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

6/20/2007	EUR	52,652	USD	70,901	992
6/20/2007	GBP	26,774	USD	52,972	1,151
6/13/2007	JPY	6,299,386	USD	51,831	(2,887)
6/27/2007	AUD	22,827	USD	18,880	961

AUD-Australian dollar.
EUR-Euro. GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard FTSE Social Index Fund
Schedule of Investments
May 31, 2007

	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (15.2%)
* Comcast Corp. Class A	284,477	7,797
Home Depot, Inc.	198,119	7,701
The Walt Disney Co.	199,357	7,065
McDonald's Corp.	123,318	6,234
Target Corp.	86,371	5,392
* Viacom Inc. Class B	64,277	2,887
The McGraw-Hill Cos., Inc.	35,451	2,493
* Kohl's Corp.	32,930	2,480
Carnival Corp.	47,010	2,371
Best Buy Co., Inc.	48,378	2,336
* DIRECTV Group, Inc.	92,171	2,153
* Amazon.com, Inc.	31,095	2,150
Clear Channel Communications, Inc.	49,999	1,920
* Coach, Inc.	37,230	1,912
Federated Department Stores, Inc.	46,266	1,847
Staples, Inc.	73,237	1,835
Marriott International, Inc. Class A	39,044	1,798
* Liberty Media Corp.-Interactive Series A	63,120	1,529
* Liberty Media Corp.-Capital Series A	13,493	1,523
Gannett Co., Inc.	23,822	1,401
Nordstrom, Inc.	25,857	1,343
TJX Cos., Inc.	45,777	1,280
* Bed Bath & Beyond, Inc.	28,393	1,154
The Gap, Inc.	61,141	1,132
^ Garmin Ltd.	16,400	1,055
Limited Brands, Inc.	39,690	1,042
* Office Depot, Inc.	28,057	1,021
* IAC/InterActiveCorp	27,002	934
Genuine Parts Co.	17,213	883
Virgin Media Inc.	32,486	842
* Apollo Group, Inc. Class A	17,354	832
* Cablevision Systems NY Group Class A	22,657	820
H & R Block, Inc.	32,201	763
* Liberty Global, Inc. Class A	19,178	736
D. R. Horton, Inc.	31,094	727
Abercrombie & Fitch Co.	8,774	725
Tiffany & Co.	13,568	713
* Comcast Corp. Special Class A	26,044	708
Royal Caribbean Cruises, Ltd.	16,091	700
Pulte Homes, Inc.	25,598	699
* Mohawk Industries, Inc.	6,810	695
* AutoZone Inc.	5,376	691
* Liberty Global, Inc. Series C	19,236	688
* Wyndham Worldwide Corp.	18,480	687
* Expedia, Inc.	27,798	668
Darden Restaurants Inc.	14,609	666
* Discovery Holding Co. Class A	27,021	632
Lennar Corp. Class A	12,740	582
Tribune Co.	17,959	578
Centex Corp.	11,918	576
Lamar Advertising Co. Class A	8,691	569
* R.H. Donnelley Corp.	7,000	546
Idearc Inc.	14,617	515
Family Dollar Stores, Inc.	15,192	511
Dollar General Corp.	23,440	507
PetSmart, Inc.	14,073	482
* Chico's FAS, Inc.	17,528	477
Ross Stores, Inc.	14,115	464
RadioShack Corp.	13,526	462
American Eagle Outfitters, Inc.	16,794	453
* NVR, Inc.	564	450
ServiceMaster Co.	28,732	445
E.W. Scripps Co. Class A	9,480	432
* Dollar Tree Stores, Inc.	10,174	430
*^ Sirius Satellite Radio, Inc.	141,315	414
KB Home	8,938	410
Brinker International, Inc.	12,448	398
Williams-Sonoma, Inc.	11,369	385
New York Times Co. Class A	14,513	364
* XM Satellite Radio Holdings, Inc.	30,643	355
* Toll Brothers, Inc.	11,678	343
* AutoNation, Inc.	15,478	342
Foot Locker, Inc.	15,577	342
OfficeMax, Inc.	7,383	332
* Urban Outfitters, Inc.	12,421	330
* Career Education Corp.	9,417	328
OSI Restaurant Partners, Inc.	7,600	309
Circuit City Stores, Inc.	17,257	277
Dow Jones & Co., Inc.	4,710	251
* Getty Images, Inc.	4,494	225
Weight Watchers International, Inc.	3,938	206
Washington Post Co. Class B	234	180
The McClatchy Co. Class A	5,538	153
Sally Beauty Co. Inc.	9,037	83

		102,166

Consumer Staples (4.5%)
CVS/Caremark Corp.	154,046	5,937
Walgreen Co.	101,591	4,585
Costco Wholesale Corp.	45,554	2,572
The Kroger Co.	72,144	2,187
General Mills, Inc.	34,567	2,117
Avon Products, Inc.	44,606	1,712
Kellogg Co.	29,719	1,604
Safeway, Inc.	44,920	1,549
Campbell Soup Co.	29,232	1,160
The Hershey Co.	17,440	919
Coca-Cola Enterprises, Inc.	35,671	833
Wm. Wrigley Jr. Co.	13,965	818
The Pepsi Bottling Group, Inc.	17,747	621
Whole Foods Market, Inc.	14,102	580
* Energizer Holdings, Inc.	5,637	558
Dean Foods Co.	13,404	439
McCormick & Co., Inc.	11,714	437
The Estee Lauder Cos. Inc. Class A	8,334	394
Hormel Foods Corp.	10,388	389
Del Monte Foods Co.	19,745	238
PepsiAmericas, Inc.	9,659	238
Alberto-Culver Co.	9,537	237
Wm. Wrigley Jr. Co. Class B	2,416	142

		30,266

Energy (1.9%)
Apache Corp.	33,025	2,667
XTO Energy, Inc.	36,862	2,138
Peabody Energy Corp.	26,696	1,443
Smith International, Inc.	20,068	1,114
Sunoco, Inc.	12,238	975
* Ultra Petroleum Corp.	15,308	940
CONSOL Energy, Inc.	18,530	900
Pioneer Natural Resources Co.	12,314	636
* Newfield Exploration Co.	12,921	621
Rowan Cos., Inc.	10,941	432
Patterson-UTI Energy, Inc.	15,896	420
Teekay Shipping Corp.	5,489	334
Pogo Producing Co.	5,790	313

		12,933

Financial Services (39.0%)
Bank of America Corp.	448,315	22,734
JPMorgan Chase & Co.	343,598	17,809
Wells Fargo & Co.	336,368	12,140
Wachovia Corp.	192,383	10,425
The Goldman Sachs Group, Inc.	41,367	9,548
Morgan Stanley	106,499	9,057
Merrill Lynch & Co., Inc.	88,905	8,244
American Express Co.	122,229	7,942
Fannie Mae	97,542	6,235
U.S. Bancorp	177,315	6,132
MetLife, Inc.	76,054	5,172
Prudential Financial, Inc.	48,053	4,902
Freddie Mac	69,215	4,623
Lehman Brothers Holdings, Inc.	53,400	3,918
Washington Mutual, Inc.	88,883	3,886
The Allstate Corp.	62,859	3,866
The Travelers Cos., Inc.	67,953	3,681
The Hartford Financial Services Group Inc.	32,234	3,326
Capital One Financial Corp.	41,251	3,291
SunTrust Banks, Inc.	35,659	3,184
The Bank of New York Co., Inc.	75,703	3,070
Charles Schwab Corp.	127,004	2,854
AFLAC Inc.	49,959	2,641
Regions Financial Corp.	73,372	2,617
Franklin Resources Corp.	19,108	2,594
PNC Financial Services Group	35,090	2,590
Simon Property Group, Inc. REIT	22,251	2,403
Fifth Third Bancorp	55,694	2,359
SLM Corp.	41,584	2,337
Countrywide Financial Corp.	58,942	2,295
The Chubb Corp.	41,780	2,292
BB&T Corp.	54,102	2,278
State Street Corp.	33,335	2,276
Lincoln National Corp.	27,951	2,026
ACE Ltd.	32,526	2,003
Moody's Corp.	28,352	1,975
Vornado Realty Trust REIT	15,207	1,840
Bear Stearns Co., Inc.	12,089	1,813
Mellon Financial Corp.	41,593	1,802
Progressive Corp. of Ohio	76,684	1,768
Genworth Financial Inc.	45,911	1,657
The Principal Financial Group, Inc.	27,079	1,646
Ameriprise Financial, Inc.	24,575	1,545
Equity Residential REIT	29,287	1,484
XL Capital Ltd. Class A	18,095	1,476
Northern Trust Corp.	22,154	1,442
General Growth Properties Inc. REIT	24,293	1,434
KeyCorp	40,232	1,433
* NYSE Euronext	17,131	1,423
Archstone-Smith Trust REIT	22,052	1,361
T. Rowe Price Group Inc.	26,482	1,360
Boston Properties, Inc. REIT	11,740	1,358
Legg Mason Inc.	13,177	1,331
Host Hotels & Resorts Inc. REIT	52,067	1,329
Marshall & Ilsley Corp.	25,507	1,224
M & T Bank Corp.	11,023	1,217
CIT Group Inc.	19,985	1,198
Kimco Realty Corp. REIT	25,185	1,166
Public Storage, Inc. REIT	12,830	1,148
Sovereign Bancorp, Inc.	47,320	1,100
Synovus Financial Corp.	32,411	1,072
Avalonbay Communities, Inc. REIT	7,966	1,039
* E*TRADE Financial Corp.	42,747	1,024
Comerica, Inc.	15,906	999
Ambac Financial Group, Inc.	10,569	947
Unum Group	34,498	916
Compass Bancshares Inc.	13,002	910
MBIA, Inc.	13,627	907
Zions Bancorp	10,676	859
Cincinnati Financial Corp.	17,505	795
Developers Diversified Realty Corp. REIT	12,759	787
Hudson City Bancorp, Inc.	56,942	751
Assurant, Inc.	12,506	743
Plum Creek Timber Co. Inc. REIT	17,702	740
Everest Re Group, Ltd.	6,544	702
Torchmark Corp.	9,949	698
Health Care Properties Investors REIT	20,622	674
A.G. Edwards & Sons, Inc.	7,563	667
Safeco Corp.	10,531	661
Commerce Bancorp, Inc.	18,945	654
White Mountains Insurance Group Inc.	1,085	652
The Macerich Co. REIT	7,184	641
W.R. Berkley Corp.	19,164	631
* TD Ameritrade Holding Corp.	30,478	626
People's United Financial Inc.	30,048	607
Axis Capital Holdings Ltd.	15,249	603
iStar Financial Inc. REIT	12,464	599
AMB Property Corp. REIT	9,904	573
The Chicago Mercantile Exchange	1,042	553
Willis Group Holdings Ltd.	11,845	549
Janus Capital Group Inc.	19,787	548
Duke Realty Corp. REIT	13,622	546
Regency Centers Corp. REIT	6,907	543
MGIC Investment Corp.	8,318	541
Huntington Bancshares Inc.	23,836	535
Forest City Enterprise Class A	7,637	535
New York Community Bancorp, Inc.	29,480	515
First American Corp.	9,617	515
Radian Group, Inc.	8,083	500
First Horizon National Corp.	12,338	497
Old Republic International Corp.	22,842	495
* Markel Corp.	967	477
Popular, Inc.	27,695	477
^ Allied Capital Corp.	14,767	468
SEI Investments Co.	7,444	460
PartnerRe Ltd.	5,698	438
RenaissanceRe Holdings Ltd.	7,194	422
Associated Banc-Corp.	12,758	421
Liberty Property Trust REIT	8,900	418
Hospitality Properties Trust REIT	9,163	407
Investors Financial Services Corp.	6,572	404
Weingarten Realty Investors REIT	8,528	398
The PMI Group Inc.	7,905	391
The St. Joe Co.	7,461	391
Colonial BancGroup, Inc.	15,299	386
TCF Financial Corp.	13,099	370
City National Corp.	4,738	367
Brown & Brown, Inc.	13,876	362
Protective Life Corp.	6,914	346
UnionBanCal Corp.	5,578	342
Commerce Bancshares, Inc.	7,015	331
* AmeriCredit Corp.	11,636	309
Valley National Bancorp	12,120	297
Astoria Financial Corp.	9,853	263
Fulton Financial Corp.	17,176	262
Unitrin, Inc.	5,072	248
Transatlantic Holdings, Inc.	2,650	190
The First Marblehead Corp.	4,641	173
Mercury General Corp.	2,721	153
Erie Indemnity Co. Class A	2,316	129
CNA Financial Corp.	2,463	125
Student Loan Corp.	394	81
Wesco Financial Corp.	141	61

		261,996

Health Care (17.4%)
Merck & Co., Inc.	218,902	11,481
Abbott Laboratories	155,249	8,748
UnitedHealth Group Inc.	135,475	7,420
* Amgen, Inc.	118,610	6,681
Eli Lilly & Co.	113,671	6,663
Medtronic, Inc.	116,200	6,178
* WellPoint Inc.	62,379	5,078
Schering-Plough Corp.	148,956	4,877
* Gilead Sciences, Inc.	45,986	3,806
Baxter International, Inc.	66,288	3,768
* Genentech, Inc.	42,242	3,370
Cardinal Health, Inc.	40,261	2,917
Aetna Inc.	52,498	2,779
* Boston Scientific Corp.	148,143	2,321
* Celgene Corp.	37,326	2,286
* Zimmer Holdings, Inc.	24,022	2,115
Stryker Corp.	30,438	2,049
Allergan, Inc.	15,214	1,895
McKesson Corp.	29,839	1,884
* Biogen Idec Inc.	34,458	1,799
CIGNA Corp.	10,357	1,736
* Genzyme Corp.	26,240	1,693
* Forest Laboratories, Inc.	32,009	1,623
* St. Jude Medical, Inc.	35,465	1,514
* MedImmune Inc.	24,176	1,399
* Express Scripts Inc.	13,649	1,394
Alcon, Inc.	9,174	1,267
Biomet, Inc.	24,708	1,078
* Humana Inc.	16,507	1,024
* Laboratory Corp. of America Holdings	12,506	985
AmerisourceBergen Corp.	19,136	980
* Coventry Health Care Inc.	15,937	951
Quest Diagnostics, Inc.	14,669	719
* Health Net Inc.	11,472	655
* Hospira, Inc.	15,619	622
* Waters Corp.	10,291	621
* DaVita, Inc.	10,379	573
* Sepracor Inc.	10,868	529
Applera Corp.-Applied Biosystems Group	18,433	523
* Patterson Cos.	13,832	519
* King Pharmaceuticals, Inc.	24,277	516
* Cephalon, Inc.	6,083	505
Manor Care, Inc.	7,321	498
Mylan Laboratories, Inc.	24,363	482
* Henry Schein, Inc.	8,801	471
* Triad Hospitals, Inc.	8,761	469
Omnicare, Inc.	12,200	457
* Barr Pharmaceuticals Inc.	7,978	425
Hillenbrand Industries, Inc.	6,172	409
* Millipore Corp.	5,358	401
Bausch & Lomb, Inc.	5,473	372
* Lincare Holdings, Inc.	9,220	370
* Community Health Systems, Inc.	9,459	361
* Invitrogen Corp.	4,840	351
* Millennium Pharmaceuticals, Inc.	31,628	344
* Tenet Healthcare Corp.	46,553	324
* Watson Pharmaceuticals, Inc.	10,291	318
Universal Health Services Class B	5,042	312
Health Management Associates Class A	24,198	266
* ImClone Systems, Inc.	6,381	264
* Kinetic Concepts, Inc.	5,245	263
* HLTH Corp.	15,990	241

		116,939

Industrials (3.8%)
United Parcel Service, Inc.	66,578	4,792
Burlington Northern Santa Fe Corp.	36,196	3,371
Union Pacific Corp.	26,938	3,251
Norfolk Southern Corp.	39,953	2,312
PACCAR, Inc.	25,168	2,195
Masco Corp.	39,874	1,205
Southwest Airlines Co.	79,060	1,131
Pitney Bowes, Inc.	22,259	1,063
C.H. Robinson Worldwide Inc.	17,536	950
Manpower Inc.	8,494	781
Fastenal Co.	15,216	659
Equifax, Inc.	14,638	615
Republic Services, Inc. Class A	19,704	597
Robert Half International, Inc.	16,731	588
* Monster Worldwide Inc.	12,325	582
Cintas Corp.	12,190	468
* ChoicePoint Inc.	7,925	348
J.B. Hunt Transport Services, Inc.	10,761	314

		25,222

Information Technology (14.4%)
Intel Corp.	584,946	12,968
* Google Inc.	23,280	11,588
* Apple Computer, Inc.	86,430	10,506
* eBay Inc.	105,179	3,425
* Yahoo! Inc.	102,630	2,945
Automatic Data Processing, Inc.	55,401	2,753
Applied Materials, Inc.	139,683	2,668
* Adobe Systems, Inc.	59,271	2,613
First Data Corp.	75,743	2,477
* Symantec Corp.	93,032	1,860
Western Union Co.	76,843	1,725
* Electronic Arts Inc.	31,076	1,519
* Broadcom Corp.	47,666	1,457
* Juniper Networks, Inc.	56,397	1,377
* NVIDIA Corp.	35,340	1,225
Analog Devices, Inc.	33,603	1,217
* Network Appliance, Inc.	37,562	1,209
Seagate Technology	55,143	1,135
* Cognizant Technology Solutions Corp.	14,299	1,123
KLA-Tencor Corp.	20,162	1,108
* Autodesk, Inc.	23,363	1,062
* Intuit, Inc.	34,610	1,056
CA, Inc.	39,543	1,049
* Fiserv, Inc.	17,487	1,036
Fidelity National Information Services, Inc.	19,176	1,034
* MEMC Electronic Materials, Inc.	16,788	1,020
* SanDisk Corp.	22,467	978
Xilinx, Inc.	33,460	953
* Micron Technology, Inc.	75,896	924
Linear Technology Corp.	25,414	912
Microchip Technology, Inc.	21,499	872
National Semiconductor Corp.	32,132	865
Altera Corp.	36,186	825
* Amdocs Ltd.	20,597	801
* Advanced Micro Devices, Inc.	54,366	776
* LAM Research Corp.	14,272	766
* VeriSign, Inc.	24,593	734
* Avaya Inc.	45,523	728
* Akamai Technologies, Inc.	16,004	708
* Flextronics International Ltd.	60,835	703
* Marvell Technology Group Ltd.	43,844	689
* BMC Software, Inc.	20,494	679
* LSI Corp.	76,745	666
* Avnet, Inc.	14,833	635
* Cadence Design Systems, Inc.	27,755	630
* Citrix Systems, Inc.	18,276	614
* McAfee Inc.	15,946	586
* DST Systems, Inc.	6,675	559
* Iron Mountain, Inc.	19,862	546
* Affiliated Computer Services, Inc. Class A	9,231	539
* BEA Systems, Inc.	38,904	500
* Ceridian Corp.	13,964	494
Jabil Circuit, Inc.	21,196	488
* Tellabs, Inc.	44,480	487
* Alliance Data Systems Corp.	6,032	470
* Check Point Software Technologies Ltd.	18,303	428
* Novellus Systems, Inc.	12,298	377
* Compuware Corp.	32,455	369
* Convergys Corp.	13,785	355
Diebold, Inc.	6,545	324
* Zebra Technologies Corp. Class A	7,036	282
* Broadridge Financial Solutions LLC	13,750	278
* JDS Uniphase Corp.	20,823	273
* QLogic Corp.	15,670	267
MoneyGram International, Inc.	8,333	243
Fair Isaac, Inc.	5,679	215
* Sanmina-SCI Corp.	52,857	189
Total System Services, Inc.	3,901	129

		97,011

Materials (1.0%)
Air Products & Chemicals, Inc.	22,109	1,724
Vulcan Materials Co.	9,479	1,135
Southern Peru Copper Corp. (U.S. Shares)	8,835	783
* The Mosaic Co.	17,514	615
Sigma-Aldrich Corp.	13,312	576
Sealed Air Corp.	16,350	528
* Pactiv Corp.	13,392	455
Bemis Co., Inc.	10,481	352
Cabot Corp.	6,278	303
Louisiana-Pacific Corp.	10,412	213

		6,684

Telecommunication Services (2.4%)
Sprint Nextel Corp.	279,367	6,384
* Qwest Communications International Inc.	187,824	1,933
* American Tower Corp. Class A	42,827	1,849
* NII Holdings Inc.	15,554	1,267
Embarq Corp.	15,026	966
* Level 3 Communications, Inc.	152,398	887
* Crown Castle International Corp.	22,507	829
CenturyTel, Inc.	11,515	569
Citizens Communications Co.	32,133	509
Telephone & Data Systems, Inc. - Special Common Shares	5,774	335
Telephone & Data Systems, Inc.	5,173	320

		15,848

Utilities (0.5%)
Questar Corp.	8,596	928
Equitable Resources, Inc.	12,200	635
NiSource, Inc.	27,042	601
Pepco Holdings, Inc.	19,180	573
Puget Energy, Inc.	11,474	289
* ESC Telecorp PCS	2,400	0

		3,026

Total Common Stocks
(Cost $549,752)		672,091

Temporary Cash Investment (0.6%)

1 Vanguard Market Liquidity Fund, 5.279%
(Cost $4,321)	4,320,015	4,321

Total Investments (100.7%)
(Cost $554,073)		676,412

Other Assets and Liabilities - Net (-0.7%)		(4,844)

Net Assets (100%)		671,568

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $554,073,000. Net unrealized appreciation of investment securities for tax purposes was $122,339,000, consisting of unrealized gains of $133,583,000 on securities that had risen in value since their purchase and $11,244,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Growth Fund
Schedule of Investments
May 31, 2007

	Shares	Market Value ($000)

Common Stocks (96.7%)

Consumer Discretionary (9.3%)
* Comcast Corp. Class A	5,438,410	149,067
* Kohl's Corp.	1,603,203	120,753
Johnson Controls, Inc.	634,495	69,604
NIKE, Inc. Class B	1,110,930	63,045
Staples, Inc.	1,918,230	48,071
* Coach, Inc.	701,020	36,005
Marriott International, Inc. Class A	700,964	32,279
* Starbucks Corp.	808,330	23,288

		542,112

Consumer Staples (5.4%)
The Procter & Gamble Co.	2,317,710	147,290
PepsiCo, Inc.	1,200,060	82,000
Walgreen Co.	1,318,193	59,490
Wal-Mart de Mexico SA de Cv	681,900	25,725

		314,505

Energy (4.9%)
Schlumberger Ltd.	3,131,470	243,848
Suncor Energy, Inc.	464,275	40,476

		284,324

Financials (21.3%)
The Goldman Sachs Group, Inc.	928,690	214,360
Legg Mason Inc.	1,705,960	172,353
American International Group, Inc.	2,258,350	163,369
Charles Schwab Corp.	7,122,655	160,046
JPMorgan Chase & Co.	2,324,160	120,461
Merrill Lynch & Co., Inc.	1,093,818	101,430
The Chicago Mercantile Exchange	173,765	92,269
* CB Richard Ellis Group, Inc.	1,767,235	65,776
Franklin Resources Corp.	356,490	48,390
Citigroup, Inc.	724,330	39,469
Lehman Brothers Holdings, Inc.	533,290	39,133
* IntercontinentalExchange Inc.	178,730	25,905

		1,242,961

Health Care (20.5%)
* Genentech, Inc.	2,627,380	209,586
* WellPoint Inc.	2,254,382	183,529
* Gilead Sciences, Inc.	1,808,860	149,719
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,714,730	145,617
Alcon, Inc.	826,470	114,102
* Medco Health Solutions, Inc.	1,125,110	87,489
UnitedHealth Group Inc.	1,440,166	78,878
Merck & Co., Inc.	1,217,230	63,844
* Celgene Corp.	617,300	37,803
Medtronic, Inc.	703,656	37,413
Allergan, Inc.	296,390	36,909
C.R. Bard, Inc.	392,760	33,153
Schering-Plough Corp.	683,100	22,365

		1,200,407

Industrials (9.2%)
Danaher Corp.	2,576,111	189,344
The Boeing Co.	1,432,985	144,144
Emerson Electric Co.	1,355,460	65,672
Rockwell Collins, Inc.	848,990	59,998
* ABB Ltd. ADR	1,697,370	36,443
Rockwell Automation, Inc.	365,820	24,894
General Electric Co.	525,990	19,767

		540,262

Information Technology (25.0%)
* Google Inc.	394,115	196,171
* Apple Computer, Inc.	1,589,340	193,200
QUALCOMM Inc.	3,930,555	168,817
* Cisco Systems, Inc.	5,661,658	152,412
Infosys Technologies Ltd. ADR	1,738,790	85,635
* Broadcom Corp.	2,791,410	85,306
* NVIDIA Corp.	2,104,430	72,961
* Network Appliance, Inc.	2,231,350	71,827
Paychex, Inc.	1,669,506	67,448
* Sun Microsystems, Inc.	13,076,965	66,693
* Adobe Systems, Inc.	1,290,215	56,873
* EMC Corp.	2,913,090	49,202
* eBay Inc.	1,309,950	42,652
* Yahoo! Inc.	1,462,245	41,966
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,631,680	39,622
* Cognizant Technology Solutions Corp.	490,260	38,515
* Corning, Inc.	1,354,465	33,862

		1,463,162

Materials (1.1%)
Praxair, Inc.	986,580	67,176

Exchange-Traded Fund (0.0%)
1 Vanguard Growth ETF	3,100	195

Total Common Stocks
(Cost $4,534,420)		5,655,104

Temporary Cash Investments (4.6%)

Money Market Fund (4.3%)

2 Vanguard Market Liquidity Fund, 5.279%	253,299,934	253,300

	Face
	Amount
	($000)

U.S. Agency Obligation (0.3%)

3 Federal Home Loan Mortgage Corp.
4 5.197%, 7/9/07	18,000	17,903

Total Temporary Cash Investments
(Cost $271,202)		271,203

Total Investments (101.3%)
(Cost $4,805,622)		5,926,307

Other Assets and Liabilities—Net (-1.3%)		(76,447)

Net Assets (100%)		5,849,860

*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $17,903,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2007, the cost of investment securities for tax purposes was $4,805,622,000. Net unrealized appreciation of investment securities for tax purposes was $1,120,685,000, consisting of unrealized gains of $1,175,874,000 on securities that had risen in value since their purchase and $55,189,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 2.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At May 31, 2007, the aggregate settlement value of open futures contracts expiring through September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	157	60,219	4,114
E-mini S&P 500 Index	480	36,790	425
S&P MidCap 400 Index	73	33,496	3,172
E-mini S&P MidCap 400 Index	195	17,895	1,203

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Consumer Discretionary Index Fund
Schedule of Investments
May 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.8%)

Auto Components (2.8%)
Johnson Controls, Inc.	11,375	1,248
* The Goodyear Tire & Rubber Co.	10,741	381
BorgWarner, Inc.	3,342	281
Autoliv, Inc.	4,705	281
Gentex Corp.	7,912	140
* Lear Corp.	3,912	140
* TRW Automotive Holdings Corp.	2,692	109
* Tenneco Automotive, Inc.	2,655	87
Cooper Tire & Rubber Co.	3,370	81
ArvinMeritor, Inc.	3,687	77
American Axle & Manufacturing Holdings, Inc.	2,425	70
* Visteon Corp.	7,531	61
Modine Manufacturing Co.	1,789	42
* Aftermarket Technology Corp.	1,167	35
* Drew Industries, Inc.	919	31
Superior Industries International, Inc.	1,337	30
Bandag, Inc.	360	18
Sauer-Danfoss, Inc.	657	18
Bandag, Inc. Class A	286	14

		3,144

Automobiles (2.6%)
Harley-Davidson, Inc.	15,071	921
Ford Motor Co.	105,610	881
General Motors Corp.	26,278	788
Thor Industries, Inc.	2,104	92
Winnebago Industries, Inc.	1,721	53
* Fleetwood Enterprises, Inc.	3,622	34
Monaco Coach Corp.	1,628	25

		2,794

Distributors (0.6%)
Genuine Parts Co.	9,914	509
* LKQ Corp.	2,806	70
* Keystone Automotive Industries, Inc.	955	39
Building Materials Holding Corp.	1,684	26
* Source Interlink Cos., Inc.	2,854	16
* Core-Mark Holding Co., Inc.	307	11

		671

Diversified Consumer Services (2.8%)
H & R Block, Inc.	18,658	442
* Apollo Group, Inc. Class A	8,511	408
* ITT Educational Services, Inc.	2,401	272
ServiceMaster Co.	16,700	259
Service Corp. International	16,931	237
* Career Education Corp.	5,484	191
* Laureate Education Inc.	2,846	171
Sotheby's	3,188	151
DeVry, Inc.	3,462	116
Weight Watchers International, Inc.	2,083	109
Regis Corp.	2,626	105
Strayer Education, Inc.	789	99
Matthews International Corp.	1,851	82
* Corinthian Colleges, Inc.	4,985	73
* Bright Horizons Family Solutions, Inc.	1,521	64
Jackson Hewitt Tax Service Inc.	1,977	60
* Steiner Leisure Ltd.	938	47
* Coinstar, Inc.	1,416	45
Stewart Enterprises, Inc. Class A	5,499	43
* Pre-Paid Legal Services, Inc.	562	37
* Universal Technical Institute Inc.	1,336	32
* INVESTools Inc.	2,209	27
* Vertrue Inc.	549	26
Coinmach Service Corp. Class A	1,672	18
* Capella Education Co.	241	11
* Educate, Inc.	1,055	8

		3,133

Hotels, Restaurants & Leisure (16.9%)
McDonald's Corp.	69,668	3,522
Carnival Corp.	25,340	1,278
* Starbucks Corp.	43,472	1,252
Yum! Brands, Inc.	15,422	1,044
Marriott International, Inc. Class A	20,213	931
Harrah's Entertainment, Inc.	10,773	921
Starwood Hotels & Resorts Worldwide, Inc.	12,313	887
International Game Technology	19,710	792
Hilton Hotels Corp.	21,382	760
* MGM Mirage, Inc.	7,358	585
* Las Vegas Sands Corp.	6,174	482
* Wyndham Worldwide Corp.	11,533	429
Darden Restaurants Inc.	8,099	369
Tim Hortons, Inc.	11,188	348
Royal Caribbean Cruises, Ltd.	7,980	347
Wynn Resorts Ltd.	3,234	312
Station Casinos, Inc.	2,827	248
Brinker International, Inc.	7,094	227
* Penn National Gaming, Inc.	4,197	224
Wendy's International, Inc.	5,551	223
Boyd Gaming Corp.	3,283	164
OSI Restaurant Partners, Inc.	3,839	156
* Jack in the Box Inc.	1,962	150
* Scientific Games Corp.	3,990	149
* Gaylord Entertainment Co.	2,376	134
Orient-Express Hotel Ltd.	2,463	132
* The Cheesecake Factory Inc.	4,368	123
Applebee's International, Inc.	4,300	113
* Pinnacle Entertainment, Inc.	3,405	104
* Panera Bread Co.	1,755	99
* Sonic Corp.	4,039	98
International Speedway Corp.	1,790	94
Ruby Tuesday, Inc.	3,369	93
* Vail Resorts Inc.	1,453	87
* Life Time Fitness, Inc.	1,698	87
Choice Hotels International, Inc.	2,102	85
* Chipotle Mexican Grill, Inc. Class B	1,019	82
Bob Evans Farms, Inc.	2,095	81
Burger King Holdings Inc.	3,107	80
* CEC Entertainment Inc.	1,941	75
* Bally Technologies Inc.	2,730	74
CKE Restaurants Inc.	3,297	72
* Chipotle Mexican Grill, Inc.	791	69
* WMS Industries, Inc.	1,594	68
CBRL Group, Inc.	1,486	67
* Rare Hospitality International Inc.	2,002	58
* P.F. Chang's China Bistro, Inc.	1,472	57
IHOP Corp.	940	55
Domino's Pizza, Inc.	2,711	53
Ameristar Casinos, Inc.	1,481	44
* Papa John's International, Inc.	1,407	44
Triarc Cos., Inc. Class B	2,594	40
* Texas Roadhouse, Inc.	2,830	39
* Shuffle Master, Inc.	1,999	38
* California Pizza Kitchen, Inc.	1,024	38
* Red Robin Gourmet Burgers, Inc.	852	37
Speedway Motorsports, Inc.	895	36
* Six Flags, Inc.	5,347	33
* Morgans Hotel Group	1,346	33
* AFC Enterprises, Inc.	1,686	33
Ambassadors Group, Inc.	889	30
* O'Charley's Inc.	1,303	29
Landry's Restaurants, Inc.	993	29
The Marcus Corp.	1,237	29
* Krispy Kreme Doughnuts, Inc.	3,267	28
Churchill Downs, Inc.	520	27
* Jamba Inc.	2,488	25
* Steak n Shake Co.	1,538	23
* Denny's Corp.	4,965	23
* MTR Gaming Group Inc.	1,409	22
* Great Wolf Resorts, Inc.	1,495	21
* Peet's Coffee & Tea Inc.	810	21
* Trump Entertainment Resorts, Inc.	1,248	20
* Isle of Capri Casinos, Inc.	786	19
* Ruth's Chris Steak House	980	18
Triarc Cos., Inc. Class A	1,030	17
* BJ's Restaurants Inc.	829	17
* Monarch Casino & Resort, Inc.	550	15
* Bluegreen Corp.	1,206	14
* Town Sports International Holdings, Inc.	597	12
Dover Downs Gaming & Entertainment, Inc.	761	11
* Magna Entertainment Corp. Class A	2,283	8

		18,813

Household Durables (6.6%)
Fortune Brands, Inc.	8,789	710
Newell Rubbermaid, Inc.	16,095	511
Whirlpool Corp.	4,552	508
Garmin Ltd.	6,893	443
Harman International Industries, Inc.	3,605	428
D. R. Horton, Inc.	16,367	383
Black & Decker Corp.	3,797	359
Pulte Homes, Inc.	12,569	343
Lennar Corp. Class A	7,359	336
Centex Corp.	6,904	334
* Mohawk Industries, Inc.	3,146	321
The Stanley Works	4,249	269
Leggett & Platt, Inc.	10,421	255
* Toll Brothers, Inc.	7,605	223
* NVR, Inc.	259	206
KB Home	4,493	206
Snap-On Inc.	3,220	174
* Jarden Corp.	3,532	151
Ryland Group, Inc.	2,451	113
MDC Holdings, Inc.	1,944	106
Tupperware Brands Corp.	3,502	101
American Greetings Corp. Class A	3,199	84
Beazer Homes USA, Inc.	2,296	82
Standard Pacific Corp.	3,751	80
Tempur-Pedic International Inc.	2,866	73
Ethan Allen Interiors, Inc.	1,739	63
* Hovnanian Enterprises Inc. Class A	2,066	52
* Champion Enterprises, Inc.	4,477	51
* Meritage Corp.	1,362	47
* Helen of Troy Ltd.	1,633	45
* WCI Communities, Inc.	1,931	40
Blyth, Inc.	1,468	40
Furniture Brands International Inc.	2,671	39
Sealy Corp.	2,089	35
La-Z-Boy Inc.	2,909	34
* Avatar Holding, Inc.	300	25
Brookfield Homes Corp.	693	22
M/I Homes, Inc.	705	20
Kimball International, Inc. Class B	1,389	19
CSS Industries, Inc.	432	17
* Palm Harbor Homes, Inc.	594	9
* iRobot Corp.	530	9
Skyline Corp.	122	4
TOUSA, Inc.	337	1
* Directed Electronics Inc.	88	1

		7,372

Internet & Catalog Retail (3.0%)
* Amazon.com, Inc.	17,964	1,242
* Liberty Media Corp.-Interactive Series A	36,924	895
* IAC/InterActiveCorp	11,691	405
* Expedia, Inc.	12,805	308
* Priceline.com, Inc.	1,997	123
* Nutri/System Inc.	1,759	115
* Netflix.com, Inc.	2,934	64
* Blue Nile Inc.	817	47
* GSI Commerce, Inc.	1,217	28
* ValueVision Media, Inc.	1,759	20
FTD Group, Inc.	1,070	19
* Stamps.com Inc.	1,139	16
* Overstock.com, Inc.	715	13
* Shutterfly, Inc.	687	13
* 1-800-FLOWERS.COM, Inc.	1,190	11
Systemax Inc.	381	8

		3,327

Leisure Equipment & Products (1.9%)
Mattel, Inc.	22,761	638
Eastman Kodak Co.	16,681	423
Hasbro, Inc.	8,735	281
Brunswick Corp.	5,314	183
Polaris Industries, Inc.	2,272	125
Pool Corp.	2,948	121
Callaway Golf Co.	3,981	72
* RC2 Corp.	1,081	49
* K2 Inc.	2,877	44
Oakley, Inc.	1,618	41
* JAKKS Pacific, Inc.	1,561	41
Nautilus Inc.	1,762	23
* Smith & Wesson Holding Corp.	1,597	22
* Leapfrog Enterprises, Inc.	1,995	22
* MarineMax, Inc.	1,023	21
Arctic Cat, Inc.	662	13
Marine Products Corp.	879	7

		2,126

Media (30.1%)
Time Warner, Inc.	220,880	4,720
The Walt Disney Co.	112,652	3,992
* Comcast Corp. Class A	110,968	3,042
News Corp., Class A	107,577	2,376
* Comcast Corp. Special Class A	62,985	1,712
* Viacom Inc. Class B	35,301	1,586
The McGraw-Hill Cos., Inc.	20,596	1,448
CBS Corp.	39,741	1,322
Clear Channel Communications, Inc.	27,292	1,048
Omnicom Group Inc.	9,673	1,019
* DIRECTV Group, Inc.	39,157	915
* Liberty Media Corp.-Capital Series A	7,142	806
Gannett Co., Inc.	13,624	801
News Corp., Class B	28,554	675
* EchoStar Communications Corp. Class A	11,994	552
* Cablevision Systems NY Group Class A	13,222	478
* Liberty Global, Inc. Class A	11,129	427
Virgin Media Inc.	16,100	417
* Liberty Global, Inc. Series C	10,577	378
* Discovery Holding Co. Class A	15,522	363
* R.H. Donnelley Corp.	4,085	318
Lamar Advertising Co. Class A	4,741	311
* Interpublic Group of Cos., Inc.	25,615	301
Idearc Inc.	8,482	299
Tribune Co.	8,393	270
Washington Post Co. Class B	322	248
E.W. Scripps Co. Class A	5,155	235
* Sirius Satellite Radio, Inc.	80,197	235
New York Times Co. Class A	7,847	197
* XM Satellite Radio Holdings, Inc.	15,592	181
Dow Jones & Co., Inc.	3,130	167
* Getty Images, Inc.	2,950	148
Meredith Corp.	2,123	132
* DreamWorks Animation SKG, Inc.	3,761	112
Belo Corp. Class A	5,051	112
* Marvel Entertainment, Inc.	3,712	102
John Wiley & Sons Class A	2,180	100
* Charter Communications, Inc.	23,381	94
The McClatchy Co. Class A	3,237	90
Arbitron Inc.	1,690	88
Regal Entertainment Group Class A	3,753	86
Catalina Marketing Corp.	2,580	82
Harte-Hanks, Inc.	2,903	76
* Live Nation, Inc.	3,198	72
* Lions Gate Entertainment Corp.	5,749	68
* Gemstar-TV Guide International, Inc.	14,748	68
Interactive Data Corp.	2,139	62
* RCN Corp.	2,184	61
* Scholastic Corp.	1,874	60
Lee Enterprises, Inc.	2,242	56
* CTC Media, Inc.	2,193	56
* Valassis Communications, Inc.	2,814	50
Entercom Communications Corp.	1,796	48
Media General, Inc. Class A	1,251	46
Hearst-Argyle Television Inc.	1,602	42
Sinclair Broadcast Group, Inc.	2,717	42
* Morningstar, Inc.	847	41
* LodgeNet Entertainment Corp.	1,077	38
Journal Communications, Inc.	2,692	37
Warner Music Group Corp.	2,094	35
* Entravision Communications Corp.	3,337	34
* TiVo Inc.	5,162	32
* Radio One, Inc. Class D	4,280	32
* Knology, Inc.	1,711	32
Westwood One, Inc.	3,913	32
* Lin TV Corp.	1,608	31
* Mediacom Communications Corp.	3,351	31
* Cox Radio, Inc.	1,936	28
Martha Stewart Living Omnimedia, Inc.	1,432	26
Gray Television, Inc.	2,500	26
Courier Corp.	550	22
* Fisher Communications, Inc.	427	21
World Wrestling Entertainment, Inc.	1,184	21
Sun-Times Media Group, Inc.	3,720	21
* CKX, Inc.	1,879	20
Emmis Communications, Inc.	1,911	20
* PRIMEDIA Inc.	5,836	17
* Cumulus Media Inc.	1,814	17
* Harris Interactive Inc.	2,950	16
Citadel Broadcasting Corp.	1,909	16
* Playboy Enterprises, Inc. Class B	1,250	14
GateHouse Media, Inc.	663	13
Journal Register Co.	2,263	13
* Spanish Broadcasting System, Inc.	2,117	10
Salem Communications Corp.	686	8

		33,496

Multiline Retail (8.6%)
Target Corp.	47,234	2,949
* Kohl's Corp.	17,116	1,289
Federated Department Stores, Inc.	30,401	1,214
J.C. Penney Co., Inc. (Holding Co.)	12,435	1,001
* Sears Holdings Corp.	4,915	885
Nordstrom, Inc.	11,930	620
Dollar General Corp.	18,064	391
Family Dollar Stores, Inc.	8,367	282
* Dollar Tree Stores, Inc.	5,940	251
* Big Lots Inc.	6,330	199
Saks Inc.	6,739	135
Dillard's Inc.	3,704	134
* 99 Cents Only Stores	2,843	40
Fred's, Inc.	2,257	32
* Retail Ventures, Inc.	1,638	32
Tuesday Morning Corp.	1,743	24
Bon-Ton Stores, Inc.	405	19

		9,497

Speciality Retail (19.4%)
Home Depot, Inc.	118,144	4,592
Lowe's Cos., Inc.	83,745	2,749
Best Buy Co., Inc.	23,745	1,147
Staples, Inc.	42,035	1,053
TJX Cos., Inc.	26,170	732
* Bed Bath & Beyond, Inc.	16,413	667
The Gap, Inc.	32,848	608
* Office Depot, Inc.	16,192	589
Limited Brands, Inc.	20,639	542
Sherwin-Williams Co.	6,654	450
Abercrombie & Fitch Co.	5,115	423
Tiffany & Co.	8,022	422
* AutoZone Inc.	2,863	368
American Eagle Outfitters, Inc.	11,686	316
* CarMax, Inc.	12,417	298
* GameStop Corp. Class A	8,023	297
* Chico's FAS, Inc.	10,214	278
PetSmart, Inc.	8,117	278
Ross Stores, Inc.	8,189	269
RadioShack Corp.	7,513	256
Advance Auto Parts, Inc.	6,126	254
* O'Reilly Automotive, Inc.	6,250	237
* AutoNation, Inc.	8,979	199
Foot Locker, Inc.	9,037	198
OfficeMax, Inc.	4,324	194
Williams-Sonoma, Inc.	5,612	190
* Urban Outfitters, Inc.	6,674	177
Circuit City Stores, Inc.	10,170	163
* AnnTaylor Stores Corp.	4,153	162
Men's Wearhouse, Inc.	2,793	149
* Aeropostale, Inc.	3,073	142
Barnes & Noble, Inc.	3,255	139
* Payless ShoeSource, Inc.	3,823	137
* Dick's Sporting Goods, Inc.	2,205	123
Guess ?, Inc.	2,558	113
* Rent-A-Center, Inc.	4,097	111
* Tractor Supply Co.	1,987	106
* J. Crew Group, Inc.	2,217	99
* Guitar Center, Inc.	1,682	90
* Charming Shoppes, Inc.	7,162	89
* Tween Brands, Inc.	1,919	84
* The Gymboree Corp.	1,830	82
* Pacific Sunwear of California, Inc.	4,031	80
* Coldwater Creek Inc.	3,173	79
Borders Group, Inc.	3,454	77
* The Children's Place Retail Stores, Inc.	1,328	75
* Zale Corp.	2,769	74
The Pep Boys (Manny, Moe & Jack)	3,245	69
Aaron Rents, Inc.	2,406	69
Brown Shoe Co., Inc.	2,327	69
* Genesco, Inc.	1,314	69
* The Dress Barn, Inc.	2,708	63
* Select Comfort Corp.	3,050	55
Sonic Automotive, Inc.	1,774	55
United Auto Group, Inc.	2,421	54
Group 1 Automotive, Inc.	1,273	54
Asbury Automotive Group, Inc.	1,957	53
Stage Stores, Inc.	2,523	53
* Hibbett Sports Inc.	1,862	52
* CSK Auto Corp.	2,517	46
* Jo-Ann Stores, Inc.	1,341	45
* Cabela's Inc.	1,946	45
* Jos. A. Bank Clothiers, Inc.	1,058	45
Sally Beauty Co. Inc.	4,562	42
Christopher & Banks Corp.	2,174	41
Pier 1 Imports Inc.	5,183	39
Cato Corp. Class A	1,762	38
* Charlotte Russe Holding Inc.	1,297	36
* Zumiez Inc.	902	35
Finish Line, Inc.	2,453	31
* DSW Inc. Class A	800	31
Talbots Inc.	1,404	31
The Buckle, Inc.	731	30
bebe stores, inc.	1,657	30
* Hot Topic, Inc.	2,612	29
Big 5 Sporting Goods Corp.	1,138	29
* Blockbuster Inc. Class A	6,154	27
* Build-A-Bear-Workshop, Inc.	872	26
Monro Muffler Brake, Inc.	672	26
Lithia Motors, Inc.	932	25
* A.C. Moore Arts & Crafts, Inc.	880	20
Stein Mart, Inc.	1,580	20
* Citi Trends Inc.	409	17
* New York & Co., Inc.	1,333	16
* Blockbuster Inc. Class B	3,941	16
* Conn's, Inc.	307	9
* Cost Plus, Inc.	767	7
Deb Shops, Inc.	250	7
* West Marine, Inc.	396	6

		21,517

Textiles, Apparel & Luxury Goods (4.5%)
NIKE, Inc. Class B	19,598	1,112
* Coach, Inc.	21,378	1,098
VF Corp.	5,192	487
Polo Ralph Lauren Corp.	3,536	345
Liz Claiborne, Inc.	5,939	206
Phillips-Van Heusen Corp.	3,216	197
Jones Apparel Group, Inc.	6,385	190
* Hanesbrands Inc.	5,564	145
* Crocs, Inc.	1,233	100
* Quiksilver, Inc.	7,070	100
* The Warnaco Group, Inc.	2,664	92
Wolverine World Wide, Inc.	3,040	88
* Under Armour, Inc.	1,800	86
* Fossil, Inc.	2,722	85
* Timberland Co.	2,971	81
* Carter's, Inc.	2,534	69
* Iconix Brand Group Inc.	2,832	63
Columbia Sportswear Co.	821	57
* Deckers Outdoor Corp.	615	54
* Skechers U.S.A., Inc.	1,521	49
K-Swiss, Inc.	1,498	43
Kellwood Co.	1,453	42
The Stride Rite Corp.	2,042	41
Oxford Industries, Inc.	862	39
Steven Madden, Ltd.	1,178	38
Movado Group, Inc.	1,048	35
UniFirst Corp.	825	34
* Volcom, Inc.	631	27
Kenneth Cole Productions, Inc.	721	18
* True Religion Apparel, Inc.	771	14
* Heelys Inc.	288	9

		5,044

Total Common Stocks
(Cost $102,735)		110,934

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 5.279%
(Cost $131)	130,973	131

Total Investments (99.9%)
(Cost $102,866)		111,065

Other Assets and Liabilities - Net (0.1%)		58

Net Assets (100%)		111,123

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $102,866,000. Net unrealized appreciation of investment securities for tax purposes was $8,199,000, consisting of unrealized gains of $11,346,000 on securities that had risen in value since their purchase and $3,147,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund
Schedule of Investments
May 31, 2007

	Shares	Market Value ($000)

Common Stocks (100.1%)

Beverages (19.9%)
PepsiCo, Inc.	351,379	24,010
The Coca-Cola Co.	445,136	23,588
Anheuser-Busch Cos., Inc.	192,103	10,247
Coca-Cola Enterprises, Inc.	72,558	1,694
Molson Coors Brewing Co. Class B	18,061	1,654
* Constellation Brands, Inc. Class A	58,916	1,432
The Pepsi Bottling Group, Inc.	40,580	1,420
Brown-Forman Corp. Class B	15,484	1,057
* Hansen Natural Corp.	20,837	829
PepsiAmericas, Inc.	23,700	583
* Boston Beer Co., Inc. Class A	6,742	258
* Jones Soda Co.	12,448	235
Coca-Cola Bottling Co.	3,955	219
* National Beverage Corp.	11,829	165

		67,391

Food & Staples Retailing (25.1%)
Wal-Mart Stores, Inc.	539,977	25,703
CVS/Caremark Corp.	382,609	14,746
Walgreen Co.	249,632	11,266
Costco Wholesale Corp.	114,144	6,446
Sysco Corp.	156,749	5,191
The Kroger Co.	170,997	5,185
Safeway, Inc.	113,220	3,904
SuperValu Inc.	55,323	2,636
Whole Foods Market, Inc.	38,737	1,592
* Rite Aid Corp.	157,937	998
* BJ's Wholesale Club, Inc.	20,737	784
Longs Drug Stores, Inc.	10,480	600
* Performance Food Group Co.	13,919	494
Casey's General Stores, Inc.	18,186	491
Ruddick Corp.	15,475	484
* Central European Distribution Corp.	13,537	467
* United Natural Foods, Inc.	16,255	445
* Winn-Dixie Stores, Inc.	13,786	431
* The Pantry, Inc.	9,636	420
* Smart & Final Inc.	17,710	390
* The Great Atlantic & Pacific Tea Co., Inc.	10,442	360
Weis Markets, Inc.	8,129	349
Nash-Finch Co.	7,193	338
Ingles Markets, Inc.	8,865	316
The Andersons, Inc.	8,034	314
* Wild Oats Markets Inc.	17,585	302
* Pathmark Stores, Inc.	22,445	292
The Topps Co., Inc.	1,331	14

		84,958

Food Products (19.0%)
Kraft Foods Inc.	407,159	13,778
General Mills, Inc.	87,514	5,359
Archer-Daniels-Midland Co.	149,320	5,232
H.J. Heinz Co.	84,561	4,023
Kellogg Co.	67,510	3,644
Sara Lee Corp.	189,854	3,398
ConAgra Foods, Inc.	130,808	3,336
Wm. Wrigley Jr. Co.	47,928	2,809
Bunge Ltd.	31,577	2,467
Campbell Soup Co.	61,559	2,444
The Hershey Co.	42,942	2,263
Tyson Foods, Inc.	72,176	1,609
McCormick & Co., Inc.	34,031	1,269
Dean Foods Co.	38,207	1,252
* Smithfield Foods, Inc.	33,720	1,084
J.M. Smucker Co.	16,787	969
Corn Products International, Inc.	22,988	943
Hormel Foods Corp.	24,397	914
Del Monte Foods Co.	63,988	771
Flowers Foods, Inc.	18,861	651
Delta & Pine Land Co.	13,973	585
Pilgrim's Pride Corp.	15,892	561
* Ralcorp Holdings, Inc.	9,202	535
Seaboard Corp.	232	515
* Hain Celestial Group, Inc.	15,495	443
Lancaster Colony Corp.	9,668	424
* TreeHouse Foods Inc.	14,577	409
Sanderson Farms, Inc.	8,600	370
Chiquita Brands International, Inc.	19,635	360
J & J Snack Foods Corp.	9,080	357
Tootsie Roll Industries, Inc.	11,569	325
Lance, Inc.	12,896	306
Reddy Ice Holdings, Inc.	10,003	305
Alico, Inc.	4,412	264
Wm. Wrigley Jr. Co. Class B	3,993	234
Farmer Brothers, Inc.	10,150	226

		64,434

Household Products (20.3%)
The Procter & Gamble Co.	720,437	45,784
Colgate-Palmolive Co.	128,632	8,613
Kimberly-Clark Corp.	114,978	8,159
The Clorox Co.	39,819	2,673
* Energizer Holdings, Inc.	15,185	1,504
Church & Dwight, Inc.	20,340	1,017
WD-40 Co.	9,084	303
* Central Garden & Pet Co. Class A	19,521	260
* Spectrum Brands Inc.	30,087	253
* Central Garden and Pet Co.	9,421	135

		68,701

Personal Products (3.4%)
Avon Products, Inc.	113,720	4,366
The Estee Lauder Cos. Inc. Class A	32,611	1,542
* NBTY, Inc.	17,887	940
Alberto-Culver Co.	26,381	655
* Bare Escentuals, Inc.	13,684	574
Herbalife Ltd.	13,926	560
Nu Skin Enterprises, Inc.	26,742	469
* Chattem, Inc.	6,833	435
* Playtex Products, Inc.	25,610	382
* Elizabeth Arden, Inc.	14,585	342
* Prestige Brands Holdings Inc.	22,186	292
* American Oriental Bioengineering, Inc.	27,123	290
* USANA Health Sciences, Inc.	6,521	254
* Revlon, Inc. Class A	168,815	235
Mannatech, Inc.	14,940	209

		11,545

Tobacco (12.4%)
Altria Group, Inc.	466,257	33,151
Reynolds American Inc.	47,075	3,062
UST, Inc.	42,606	2,275
Carolina Group	28,950	2,251
Universal Corp. (VA)	9,282	590
* Alliance One International, Inc.	39,319	378
Vector Group Ltd.	16,657	321

		42,028

Total Common Stocks
(Cost $296,275)		339,057

Temporary Cash Investment (0.1%)

Vanguard Market Liquidity Fund, 5.279%
(Cost $334)	333,703	334

Total Investments (100.2%)
(Cost $296,609)		339,391

Other Assets and Liabilities - Net (-0.2%)		(771)

Net Assets (100%)		338,620

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $296,609,000. Net unrealized appreciation of investment securities for tax purposes was $42,782,000, consisting of unrealized gains of $43,163,000 on securities that had risen in value since their purchase and $381,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund
Schedule of Investments
May 31, 2007

	Shares	Market Value ($000)

Common Stocks (100.4%)

Energy Equipment & Services (25.9%)
Oil & Gas Drilling (7.5%)
* Transocean Inc.	119,027	11,693
GlobalSantaFe Corp.	96,769	6,609
Noble Corp.	56,375	5,209
* Nabors Industries, Inc.	126,506	4,420
ENSCO International, Inc.	64,370	3,899
Diamond Offshore Drilling, Inc.	30,353	2,864
* Pride International, Inc.	72,455	2,609
Rowan Cos., Inc.	50,703	2,002
Patterson-UTI Energy, Inc.	71,963	1,901
Helmerich & Payne, Inc.	49,694	1,684
* Unit Corp.	22,867	1,409
* Todco Class A	28,334	1,401
* Atwood Oceanics, Inc.	15,054	988
* Grey Wolf, Inc.	107,426	851
* Parker Drilling Co.	66,182	774
* Hercules Offshore, Inc.	18,438	644
* Pioneer Drilling Co.	37,322	575
* Bronco Drilling Co., Inc.	22,449	376
Oil & Gas Equipment & Services (18.4%)
Schlumberger Ltd.	522,782	40,709
Halliburton Co.	369,647	13,289
Baker Hughes, Inc.	130,589	10,771
* Weatherford International Ltd.	139,220	7,565
* National Oilwell Varco Inc.	72,676	6,864
Smith International, Inc.	84,205	4,674
BJ Services Co.	125,232	3,673
* Cameron International Corp.	47,956	3,400
* Grant Prideco, Inc.	55,450	3,149
* FMC Technologies Inc.	30,518	2,307
Tidewater Inc.	25,612	1,690
* Superior Energy Services, Inc.	40,299	1,618
* Dresser Rand Group, Inc.	38,048	1,355
* Oceaneering International, Inc.	26,919	1,347
* Universal Compression Holdings, Inc.	15,949	1,185
* Hanover Compressor Co.	47,015	1,175
* Core Laboratories N.V.	12,783	1,175
* Global Industries Ltd.	47,830	1,134
* SEACOR Holdings Inc.	12,030	1,113
* Lone Star Technologies, Inc.	16,191	1,091
* TETRA Technologies, Inc.	38,048	1,063
* W-H Energy Services, Inc.	16,082	1,026
* Oil States International, Inc.	25,627	998
* Dril-Quip, Inc.	17,827	865
* Input/Output, Inc.	45,603	731
* Complete Production Services, Inc.	26,612	715
* Bristow Group, Inc.	14,328	706
Lufkin Industries, Inc.	10,029	641
* Hornbeck Offshore Services, Inc.	16,016	639
CARBO Ceramics Inc.	13,966	620
* Gulfmark Offshore, Inc.	12,208	613
* Newpark Resources, Inc.	72,673	573
* Willbros Group, Inc.	19,233	558
* NATCO Group Inc.	11,948	514
* Trico Marine Services, Inc.	12,088	509
* Matrix Service Co.	19,057	487
RPC Inc.	28,421	483
* Basic Energy Services Inc.	17,174	459
* Superior Well Services, Inc.	16,739	434
* Horizon Offshore, Inc.	25,446	431
* Allis-Chalmers Energy Inc.	20,613	416
* Cal Dive International, Inc.	23,582	365
* SulphCo, Inc.	82,010	317

		173,355

Oil, Gas & Consumable Fuels (74.5%)
Coal & Consumable Fuels (2.6%)
Peabody Energy Corp.	110,074	5,948
CONSOL Energy, Inc.	78,041	3,792
Arch Coal, Inc.	62,898	2,540
Massey Energy Co.	41,110	1,191
Foundation Coal Holdings, Inc.	24,011	1,061
* USEC Inc.	45,140	1,043
* Alpha Natural Resources, Inc.	34,797	671
* International Coal Group, Inc.	97,069	618
* Evergreen Energy, Inc.	69,614	481
Penn Virginia GP Holdings LP	7,568	227
Integrated Oil & Gas (46.3%)
ExxonMobil Corp.	1,630,174	135,582
Chevron Corp.	920,774	75,034
ConocoPhillips Co.	678,055	52,502
Occidental Petroleum Corp.	338,059	18,583
Marathon Oil Corp.	142,107	17,594
Hess Corp.	105,070	6,222
Murphy Oil Corp.	75,142	4,433
Oil & Gas Exploration & Production (16.7%)
Devon Energy Corp.	171,227	13,147
Apache Corp.	134,934	10,896
Anadarko Petroleum Corp.	179,103	8,892
XTO Energy, Inc.	142,814	8,285
EOG Resources, Inc.	100,261	7,710
Chesapeake Energy Corp.	181,193	6,316
Noble Energy, Inc.	71,835	4,546
* Ultra Petroleum Corp.	64,899	3,984
* Southwestern Energy Co.	72,939	3,472
Pioneer Natural Resources Co.	54,345	2,805
* Newfield Exploration Co.	56,917	2,734
Range Resources Corp.	65,210	2,526
* Denbury Resources, Inc.	54,973	1,993
* Plains Exploration & Production Co.	35,924	1,901
Cabot Oil & Gas Corp.	44,817	1,748
* Helix Energy Solutions Group, Inc.	41,722	1,663
Cimarex Energy Co.	39,252	1,650
Pogo Producing Co.	28,151	1,522
* Petrohawk Energy Corp.	81,930	1,336
* Forest Oil Corp.	29,058	1,180
* Quicksilver Resources, Inc.	26,077	1,160
* Mariner Energy Inc.	43,238	1,080
St. Mary Land & Exploration Co.	28,859	1,078
* Cheniere Energy, Inc.	27,822	1,059
* Whiting Petroleum Corp.	20,477	908
* EXCO Resources, Inc.	48,627	879
Penn Virginia Corp.	10,676	852
* Houston Exploration Co.	13,854	832
* Encore Acquisition Co.	29,703	818
Berry Petroleum Class A	22,231	810
* Rosetta Resources, Inc.	32,333	789
* Comstock Resources, Inc.	25,814	784
Atlas America, Inc.	15,670	778
* Delta Petroleum Corp.	39,380	773
* Swift Energy Co.	17,800	766
* Bill Barrett Corp.	18,312	692
* ATP Oil & Gas Corp.	14,771	670
* Carrizo Oil & Gas, Inc.	15,934	648
W&T Offshore, Inc.	21,974	646
* CNX Gas Corp.	20,977	618
* Parallel Petroleum Corp.	26,552	612
* Stone Energy Corp.	18,055	589
* Petroleum Development Corp.	10,933	557
* Arena Resources, Inc.	10,591	539
* Warren Resources Inc.	39,772	526
* PetroQuest Energy, Inc.	35,114	497
* Energy Partners, Ltd.	27,204	468
* Goodrich Petroleum Corp.	12,993	463
* Harvest Natural Resources, Inc.	43,330	410
* Bois d'Arc Energy, Inc.	23,869	410
* McMoRan Exploration Co.	26,183	397
* Brigham Exploration Co.	58,592	369
* The Meridian Resource Corp.	125,210	367
* Veneco Inc.	16,396	326
* GeoGlobal Resources Inc.	60,182	311
* Oilsands Quest, Inc.	88,664	262
Oil & Gas Refining & Marketing (5.2%)
Valero Energy Corp.	243,864	18,197
Sunoco, Inc.	51,540	4,108
Tesoro Petroleum Corp.	58,988	3,650
Frontier Oil Corp.	50,403	2,029
Holly Corp.	22,734	1,593
Western Refining, Inc.	18,318	900
* Giant Industries, Inc.	9,196	708
World Fuel Services Corp.	17,123	701
* US BioEnergy Corp.	41,085	529
Alon USA Energy, Inc.	11,323	450
* Aventine Renewable Energy Holdings, Inc.	26,685	449
* Pacific Ethanol, Inc.	29,604	399
* Rentech, Inc.	157,429	386
Delek US Holdings, Inc.	15,988	381
* VeraSun Energy Corp.	24,753	376
Oil & Gas Storage & Transportation (3.7%)
Williams Cos., Inc.	245,607	7,801
Spectra Energy Corp.	252,397	6,721
El Paso Corp.	295,488	5,035
* Kinder Morgan Management, LLC	29,789	1,526
Overseas Shipholding Group Inc.	16,046	1,277
Crosstex Energy, Inc.	20,207	606
* Enbridge Energy Management LLC	9,333	518
General Maritime Corp.	17,010	516
MarkWest Hydrocarbon, Inc.	7,005	417
Kinder Morgan, Inc.	400	43
OMI Corp.	552	16

		498,903

Total Common Stocks
(Cost $508,874)		672,258

Temporary Cash Investment (0.0%)

1 Vanguard Market Liquidity Fund, 5.279%
(Cost $4,188)	4,188,087	4,188

Total Investments (101.0%)
(Cost $513,062)		676,446

Other Assets and Liabilities - Net (-1.0%)		(6,777)

Net Assets (100%)		669,669

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $513,062,000. Net unrealized appreciation of investment securities for tax purposes was $163,384,000, consisting of unrealized gains of $165,229,000 on securities that had risen in value since their purchase and $1,845,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund
Schedule of Investments
May 31, 2007

	Shares	Market Value ($000)

Common Stocks (100.1%)

Capital Markets (15.6%)
The Goldman Sachs Group, Inc.	33,949	7,836
Morgan Stanley	87,630	7,452
Merrill Lynch & Co., Inc.	76,449	7,089
Lehman Brothers Holdings, Inc.	40,791	2,993
The Bank of New York Co., Inc.	69,163	2,805
Charles Schwab Corp.	98,647	2,217
Franklin Resources Corp.	16,226	2,203
State Street Corp.	30,530	2,084
Mellon Financial Corp.	37,803	1,638
Bear Stearns Co., Inc.	10,422	1,563
Ameriprise Financial, Inc.	19,581	1,231
Legg Mason Inc.	12,090	1,221
T. Rowe Price Group Inc.	23,064	1,184
Northern Trust Corp.	18,043	1,174
* E*TRADE Financial Corp.	39,184	938
American Capital Strategies, Ltd.	14,379	696
A.G. Edwards & Sons, Inc.	6,979	615
* TD Ameritrade Holding Corp.	24,592	505
Janus Capital Group Inc.	17,546	486
Eaton Vance Corp.	11,015	483
Allied Capital Corp.	14,008	444
SEI Investments Co.	6,878	425
Nuveen Investments, Inc. Class A	7,205	395
Investors Financial Services Corp.	6,004	369
* Affiliated Managers Group, Inc.	2,738	356
Federated Investors, Inc.	8,511	331
Jefferies Group, Inc.	9,322	286
Raymond James Financial, Inc.	8,525	284
Apollo Investment Corp.	9,261	218
Waddell & Reed Financial, Inc.	7,579	197
* Investment Technology Group, Inc.	4,029	164
* Knight Capital Group, Inc. Class A	8,937	155
* Piper Jaffray Cos., Inc.	1,703	114
Ares Capital Corp.	5,910	109
* GFI Group Inc.	1,416	105
MCG Capital Corp.	5,704	101
optionsXpress Holdings Inc.	3,759	96
Greenhill & Co., Inc.	1,326	95
Cohen & Steers, Inc.	1,426	74
SWS Group, Inc.	2,230	54
Calamos Asset Management, Inc.	2,152	54
* KBW Inc.	1,437	47
* Stifel Financial Corp.	744	45
Capital Southwest Corp.	249	43
* LaBranche & Co. Inc.	5,009	41
Gamco Investors Inc. Class A	696	36
* Penson Worldwide, Inc.	1,106	32
* Tradestation Group Inc.	2,026	24
* Thomas Weisel Partners Group, Inc.	1,149	20
* ACA Capital Holdings Inc.	549	8

		51,135

Commercial Banks (17.8%)
Wells Fargo & Co.	293,001	10,574
Wachovia Corp.	173,870	9,422
U.S. Bancorp	161,252	5,576
SunTrust Banks, Inc.	30,873	2,757
Regions Financial Corp.	67,112	2,394
PNC Financial Services Group	31,756	2,344
BB&T Corp.	50,485	2,126
Fifth Third Bancorp	45,641	1,933
National City Corp.	52,951	1,832
KeyCorp	36,389	1,296
Marshall & Ilsley Corp.	21,129	1,014
Comerica, Inc.	14,605	918
Compass Bancshares Inc.	11,836	828
Synovus Financial Corp.	23,906	790
Zions Bancorp	9,790	788
M & T Bank Corp.	6,117	676
Commerce Bancorp, Inc.	16,365	565
Huntington Bancshares Inc.	20,753	466
First Horizon National Corp.	11,456	462
Popular, Inc.	24,369	419
Associated Banc-Corp.	11,183	369
Colonial BancGroup, Inc.	13,352	337
UnionBanCal Corp.	5,150	316
TCF Financial Corp.	10,855	306
City National Corp.	3,721	288
Cullen/Frost Bankers, Inc.	4,981	265
Sky Financial Group, Inc.	9,496	261
Valley National Bancorp	10,575	259
Commerce Bancshares, Inc.	5,394	254
Wilmington Trust Corp.	5,921	253
Bank of Hawaii Corp.	4,562	244
Fulton Financial Corp.	15,934	243
East West Bancorp, Inc.	5,451	221
Whitney Holdings Corp.	5,745	178
UCBH Holdings, Inc.	9,045	168
First Midwest Bancorp, Inc.	4,561	168
* SVB Financial Group	3,101	165
BancorpSouth, Inc.	6,507	163
The South Financial Group, Inc.	6,540	156
FirstMerit Corp.	7,185	155
Umpqua Holdings Corp.	5,847	146
Cathay General Bancorp	4,256	144
First Republic Bank	2,544	138
Sterling Financial Corp.	4,426	134
First Community Bancorp	2,368	134
Westamerica Bancorp	2,807	130
Citizens Banking Corp.	6,809	130
Greater Bay Bancorp	4,592	128
UMB Financial Corp.	3,304	128
International Bancshares Corp.	4,433	119
BOK Financial Corp.	2,151	117
Chittenden Corp.	3,904	114
Trustmark Corp.	4,206	113
Prosperity Bancshares, Inc.	3,159	109
United Bankshares, Inc.	3,186	108
Pacific Capital Bancorp	4,072	105
Provident Bankshares Corp.	3,007	101
Wintrust Financial Corp.	2,165	99
Old National Bancorp	5,439	97
MB Financial, Inc.	2,696	95
First Citizens BancShares Class A	489	95
United Community Banks, Inc.	3,060	93
Susquehanna Bancshares, Inc.	4,263	92
Glacier Bancorp, Inc.	4,258	91
Hancock Holding Co.	2,229	88
Alabama National Bancorp	1,396	88
F.N.B. Corp.	5,208	87
Frontier Financial Corp.	3,733	87
* Signature Bank	2,570	85
Central Pacific Financial Co.	2,504	85
Boston Private Financial Holdings, Inc.	2,922	83
Park National Corp.	943	82
First BanCorp Puerto Rico	6,529	82
* Investors Bancorp, Inc.	5,294	74
National Penn Bancshares Inc.	3,800	69
Sterling Bancshares, Inc.	5,981	69
First Commonwealth Financial Corp.	5,973	68
CVB Financial Corp.	5,836	67
Community Banks, Inc.	2,095	66
S & T Bancorp, Inc.	1,960	64
NBT Bancorp, Inc.	2,827	64
Hanmi Financial Corp.	3,634	63
First Charter Corp.	2,817	62
Amcore Financial, Inc.	2,069	62
City Holding Co.	1,546	59
W Holding Co., Inc.	10,691	59
First Financial Bankshares, Inc.	1,418	57
Westbanco Inc.	1,833	57
Chemical Financial Corp.	2,077	56
PrivateBancorp, Inc.	1,652	55
Community Bank System, Inc.	2,600	53
* Texas Capital Bancshares, Inc.	2,190	49
* Centennial Bank Holdings Inc.	5,512	48
Placer Sierra Bancshares	1,654	47
Columbia Banking System, Inc.	1,486	45
First Financial Bancorp	3,003	44
Sandy Spring Bancorp, Inc.	1,368	44
Cascade Bancorp	1,922	43
West Coast Bancorp	1,388	43
IBERIABANK Corp.	807	41
Community Trust Bancorp Inc.	1,202	41
Harleysville National Corp.	2,433	39
Independent Bank Corp. (MA)	1,315	39
* Western Alliance Bancorp	1,226	38
First Merchants Corp.	1,520	37
BankFinancial Corp.	2,210	36
First State Bancorp	1,623	36
Capitol Bancorp Ltd.	1,219	35
Banner Corp.	962	35
Integra Bank Corp.	1,499	34
Nara Bancorp, Inc.	2,108	34
Bank of the Ozarks, Inc.	1,153	33
Old Second Bancorp, Inc.	1,107	32
Independent Bank Corp. (MI)	1,833	32
Washington Trust Bancorp, Inc.	1,281	31
Renasant Corp.	1,273	31
First Source Corp.	1,167	31
CoBiz Inc.	1,634	30
Seacoast Banking Corp. of Florida	1,290	30
Capital City Bank Group, Inc.	1,000	30
Omega Financial Corp.	1,042	30
S.Y. Bancorp, Inc.	1,181	30
Irwin Financial Corp.	1,798	29
Yardville National Bancorp	788	28
Union Bankshares Corp.	1,196	28
Simmons First National Corp.	996	28
First Community Bancshares, Inc.	870	27
Sterling Bancorp	1,697	27
Univest Corp. of Pennsylvania	1,132	27
Lakeland Bancorp, Inc.	1,893	27
First Financial Corp. (IN)	922	26
First Indiana Corp.	1,246	26
TriCo Bancshares	1,153	26
Midwest Banc Holdings, Inc.	1,597	26
BancFirst Corp.	591	25
Heartland Financial USA, Inc.	1,057	25
U.S.B. Holding Co., Inc.	1,249	25
* Virginia Commerce Bancorp, Inc.	1,374	25
Tompkins Trustco, Inc.	647	24
Great Southern Bancorp, Inc.	851	24
Sterling Financial Corp. (PA)	2,190	22
Wilshire Bancorp Inc.	1,474	19
Center Financial Corp.	1,052	18
Taylor Capital Group, Inc.	575	17
Republic Bancorp, Inc. Class A	869	17
Suffolk Bancorp	335	10

		58,324

Consumer Finance (3.9%)
American Express Co.	98,378	6,393
Capital One Financial Corp.	37,555	2,996
SLM Corp.	37,596	2,113
* AmeriCredit Corp.	10,492	278
The First Marblehead Corp.	5,984	223
Cash America International Inc.	2,629	109
Advanta Corp. Class B	1,551	78
Student Loan Corp.	350	72
Advance America, Cash Advance Centers, Inc.	3,922	69
* Dollar Financial Corp.	2,169	66
* First Cash Financial Services, Inc.	2,446	61
* World Acceptance Corp.	1,430	61
* CompuCredit Corp.	1,383	51
* EZCORP, Inc.	3,000	45
Nelnet, Inc.	1,579	40
Advanta Corp. Class A	550	25
* Credit Acceptance Corp.	602	16

		12,696

Diversified Financial Services (21.4%)
Citigroup, Inc.	447,895	24,406
Bank of America Corp.	407,296	20,654
JPMorgan Chase & Co.	316,234	16,390
The Chicago Mercantile Exchange	3,205	1,702
Moody's Corp.	21,835	1,521
CIT Group Inc.	18,194	1,090
* NYSE Euronext	12,188	1,013
Nymex Holdings Inc.	7,225	920
* CBOT Holdings, Inc. Class A	3,384	665
* IntercontinentalExchange Inc.	3,825	554
Leucadia National Corp.	14,942	536
* Nasdaq Stock Market Inc.	7,555	251
International Securities Exchange, Inc.	3,355	218
Portfolio Recovery Associates, Inc.	1,402	83
Financial Federal Corp.	2,363	64
* PICO Holdings, Inc.	1,123	53
* MarketAxess Holdings, Inc.	2,308	41
ASTA Funding, Inc.	939	40
Resource America, Inc.	1,512	36
* Asset Acceptance Capital Corp.	1,212	23
* Primus Guaranty, Ltd.	1,614	19
* NewStar Financial, Inc.	1,260	18
* Encore Capital Group, Inc.	61	1

		70,298

Insurance (22.9%)
American International Group, Inc.	201,856	14,602
MetLife, Inc.	69,419	4,720
Prudential Financial, Inc.	43,556	4,444
* Berkshire Hathaway Inc. Class B	1,140	4,133
The Travelers Cos., Inc.	61,631	3,339
The Allstate Corp.	53,685	3,302
The Hartford Financial Services Group Inc.	29,279	3,021
AFLAC Inc.	45,088	2,383
The Chubb Corp.	37,772	2,072
Lincoln National Corp.	25,511	1,850
ACE Ltd.	29,978	1,846
Loews Corp.	34,696	1,771
Marsh & McLennan Cos., Inc.	50,384	1,654
Genworth Financial Inc.	41,545	1,500
The Principal Financial Group, Inc.	24,502	1,490
Progressive Corp. of Ohio	64,618	1,489
XL Capital Ltd. Class A	16,586	1,353
Aon Corp.	25,596	1,098
Ambac Financial Group, Inc.	9,760	874
Unum Group	31,441	834
MBIA, Inc.	12,394	825
Cincinnati Financial Corp.	14,396	654
Safeco Corp.	10,147	637
Everest Re Group, Ltd.	5,927	636
Torchmark Corp.	8,953	628
Willis Group Holdings Ltd.	12,534	580
Assurant, Inc.	9,582	570
Fidelity National Financial, Inc. Class A	19,052	534
Axis Capital Holdings Ltd.	12,590	498
W.R. Berkley Corp.	14,977	493
White Mountains Insurance Group Inc.	757	455
Old Republic International Corp.	20,093	435
* Markel Corp.	846	417
First American Corp.	7,573	406
PartnerRe Ltd.	5,182	398
RenaissanceRe Holdings Ltd.	6,325	371
HCC Insurance Holdings, Inc.	10,254	337
Nationwide Financial Services, Inc.	4,952	307
Protective Life Corp.	6,043	302
* Arch Capital Group Ltd.	4,091	294
Brown & Brown, Inc.	10,965	286
* Conseco, Inc.	13,985	276
Arthur J. Gallagher & Co.	9,066	267
Erie Indemnity Co. Class A	4,741	264
StanCorp Financial Group, Inc.	4,919	250
Ohio Casualty Corp.	5,572	240
American Financial Group, Inc.	6,597	235
The Hanover Insurance Group Inc.	4,665	228
* Philadelphia Consolidated Holding Corp.	5,438	224
Unitrin, Inc.	4,287	210
Endurance Specialty Holdings Ltd.	5,165	206
Platinum Underwriters Holdings, Ltd.	5,427	187
Aspen Insurance Holdings Ltd.	6,766	183
Montpelier Re Holdings Ltd.	9,809	180
* Alleghany Corp.	475	178
Reinsurance Group of America, Inc.	2,836	177
Transatlantic Holdings, Inc.	2,402	172
Delphi Financial Group, Inc.	3,967	170
Zenith National Insurance Corp.	3,450	167
Allied World Assurance Holdings, Ltd.	3,145	159
Commerce Group, Inc.	4,631	158
National Financial Partners Corp.	3,290	154
* ProAssurance Corp.	2,710	153
The Phoenix Cos., Inc.	9,713	153
IPC Holdings Ltd.	4,601	144
LandAmerica Financial Group, Inc.	1,547	143
Selective Insurance Group	5,211	143
Mercury General Corp.	2,506	141
Assured Guaranty Ltd.	4,670	138
Hilb, Rogal and Hamilton Co.	2,979	129
Odyssey Re Holdings Corp.	2,630	113
Max Re Capital Ltd.	3,822	109
R.L.I. Corp.	1,862	107
* Argonaut Group, Inc.	2,928	97
Infinity Property & Casualty Corp.	1,779	94
Horace Mann Educators Corp.	3,916	87
United Fire & Casualty Co.	1,872	73
* Universal American Financial Corp.	3,182	68
Stewart Information Services Corp.	1,575	62
Tower Group, Inc.	1,886	60
* Navigators Group, Inc.	1,158	57
OneBeacon Insurance Group Ltd.	2,267	57
Alfa Corp.	3,349	57
American Equity Investment Life Holding Co.	4,619	55
21st Century Insurance Group	2,356	51
National Western Life Insurance Co. Class A	202	51
Security Capital Assurance, Ltd.	1,546	50
* United America Indemnity, Ltd.	1,965	49
Midland Co.	1,045	47
FBL Financial Group, Inc. Class A	1,199	46
Safety Insurance Group, Inc.	1,082	45
State Auto Financial Corp.	1,302	40
Harleysville Group, Inc.	1,276	39
Amtrust Financial Services Inc.	2,474	38
Bristol West Holdings, Inc.	1,660	37
Presidential Life Corp.	1,887	34
* CNA Surety Corp.	1,681	34
* PXRE Group Ltd.	6,758	31
* American Physicians Capital, Inc.	634	26
Enstar Group Ltd.	219	25
James River Group Inc.	688	23
* Scottish Re Group Ltd.	3,959	21
Baldwin & Lyons, Inc. Class B	706	18
Donegal Group Inc. Class A	1,092	17
* First Acceptance Corp.	1,520	16
National Interstate Corp.	529	13
* eHealth, Inc.	509	10
* Darwin Professional Underwriters, Inc.	311	7
Crawford & Co. Class B	933	6

		75,137

Real Estate Investment Trusts (11.0%)
Simon Property Group, Inc. REIT	20,273	2,189
Vornado Realty Trust REIT	12,505	1,513
ProLogis REIT	22,758	1,472
Equity Residential REIT	26,807	1,358
Host Hotels & Resorts Inc. REIT	49,212	1,256
Boston Properties, Inc. REIT	10,719	1,240
Archstone-Smith Trust REIT	19,990	1,233
General Growth Properties Inc. REIT	19,922	1,176
Public Storage, Inc. REIT	11,729	1,050
Kimco Realty Corp. REIT	20,619	954
Avalonbay Communities, Inc. REIT	7,178	936
SL Green Realty Corp. REIT	5,286	740
Plum Creek Timber Co. Inc. REIT	16,231	678
Developers Diversified Realty Corp. REIT	10,010	617
Health Care Properties Investors REIT	18,471	603
The Macerich Co. REIT	6,582	587
iStar Financial Inc. REIT	11,487	552
AMB Property Corp. REIT	9,103	527
Ventas, Inc. REIT	11,949	506
Regency Centers Corp. REIT	6,337	498
Duke Realty Corp. REIT	12,391	497
Apartment Investment & Management Co. Class A REIT	8,875	487
Federal Realty Investment Trust REIT	5,052	448
Liberty Property Trust REIT	8,252	387
Camden Property Trust REIT	5,131	383
Hospitality Properties Trust REIT	8,589	382
UDR, Inc. REIT	12,440	378
Annaly Mortgage Management Inc. REIT	23,257	359
Weingarten Realty Investors REIT	7,098	331
Health Care Inc. REIT	7,234	317
Rayonier Inc. REIT	6,990	314
Thornburg Mortgage, Inc. REIT	10,937	303
Mack-Cali Realty Corp. REIT	6,211	300
BRE Properties Inc. Class A REIT	4,616	292
Essex Property Trust, Inc. REIT	2,280	290
CapitalSource Inc. REIT	10,708	282
Alexandria Real Estate Equities, Inc. REIT	2,625	276
Taubman Co. REIT	4,891	269
Brandywine Realty Trust REIT	8,074	257
Realty Income Corp. REIT	9,230	253
Nationwide Health Properties, Inc. REIT	7,644	238
CBL & Associates Properties, Inc. REIT	5,695	234
HRPT Properties Trust REIT	19,354	222
Douglas Emmett, Inc. REIT	8,409	222
Kilroy Realty Corp. REIT	2,923	217
Highwood Properties, Inc. REIT	4,885	214
Post Properties, Inc. REIT	3,966	210
Crescent Real Estate, Inc. REIT	8,904	199
KKR Financial Holdings LLC REIT	7,387	198
Colonial Properties Trust REIT	3,947	195
Digital Realty Trust, Inc. REIT	4,501	183
First Industrial Realty Trust REIT	4,070	182
Senior Housing Properties Trust REIT	7,640	180
Home Properties, Inc. REIT	3,005	173
LaSalle Hotel Properties REIT	3,627	173
DiamondRock Hospitality Co. REIT	8,070	169
BioMed Realty Trust, Inc. REIT	5,921	166
Corporate Office Properties Trust, Inc. REIT	3,687	166
DCT Industrial Trust Inc. REIT	14,863	164
Strategic Hotels and Resorts, Inc. REIT	6,941	162
Sunstone Hotel Investors, Inc. REIT	5,287	156
Potlatch Corp. REIT	3,544	155
Washington REIT	4,097	154
Pennsylvania REIT	3,229	153
National Retail Properties REIT	5,950	144
Healthcare Realty Trust Inc. REIT	4,359	143
Entertainment Properties Trust REIT	2,416	143
Newcastle Investment Corp. REIT	4,744	141
Spirit Finance Corp. REIT	9,762	140
FelCor Lodging Trust, Inc. REIT	5,341	140
American Financial Realty Trust REIT	11,694	132
Ashford Hospitality Trust REIT	10,192	126
Lexington Realty Trust REIT	5,994	125
Maguire Properties, Inc. REIT	3,414	123
Mid-America Apartment Communities, Inc. REIT	2,069	122
Redwood Trust, Inc. REIT	2,213	119
Tanger Factory Outlet Centers, Inc. REIT	2,763	116
Cousins Properties, Inc. REIT	3,500	113
Equity Lifestyle Properties, Inc. REIT	2,067	113
Equity One, Inc. REIT	3,663	107
Highland Hospitality Corp. REIT	5,566	107
Inland Real Estate Corp. REIT	5,874	106
Omega Healthcare Investors, Inc. REIT	6,050	104
American Home Mortgage Investment Corp. REIT	4,722	103
EastGroup Properties, Inc. REIT	2,106	103
RAIT Financial Trust REIT	3,414	101
Equity Inns, Inc. REIT	5,002	100
PS Business Parks, Inc. REIT	1,470	99
Extra Space Storage Inc. REIT	5,450	98
Sovran Self Storage, Inc. REIT	1,812	97
Glimcher Realty Trust REIT	3,385	92
Friedman, Billings, Ramsey Group, Inc. REIT	14,368	90
Franklin Street Properties Corp. REIT	4,517	87
U-Store-It Trust REIT	4,492	82
NorthStar Realty Finance Corp. REIT	5,347	77
* Alexander's, Inc. REIT	173	75
National Health Investors REIT	2,103	75
Innkeepers USA Trust REIT	4,098	72
Parkway Properties Inc. REIT	1,354	70
Acadia Realty Trust REIT	2,339	66
Crystal River Capital Inc. REIT	2,365	66
Anthracite Capital Inc. REIT	5,234	64
Deerfield Triarc Capital Corp. REIT	3,920	64
Medical Properties Trust Inc. REIT	4,422	63
Cedar Shopping Centers, Inc. REIT	3,925	63
American Campus Communities, Inc. REIT	2,011	59
Ramco-Gershenson Properties Trust REIT	1,557	58
Gramercy Capital Corp. REIT	1,788	57
MFA Mortgage Investments, Inc. REIT	7,455	56
First Potomac REIT	2,154	54
Kite Realty Group Trust REIT	2,226	47
Saul Centers, Inc. REIT	954	47
Sun Communities, Inc. REIT	1,486	46
Capital Trust Class A REIT	1,019	45
Capital Lease Funding, Inc. REIT	4,011	45
Arbor Realty Trust, Inc. REIT	1,571	45
Getty Realty Holding Corp. REIT	1,567	45
Impac Mortgage Holdings, Inc. REIT	7,142	44
Investors Real Estate Trust REIT	4,067	44
LTC Properties, Inc. REIT	1,808	43
JER Investors Trust Inc. REIT	2,224	42
Anworth Mortgage Asset Corp. REIT	4,208	39
GMH Communities Trust REIT	3,795	39
Luminent Mortgage Capital, Inc. REIT	4,163	38
Universal Health Realty Income REIT	1,069	38
Education Realty Trust, Inc. REIT	2,421	35
Urstadt Biddle Properties Class A REIT	1,604	28
Novastar Financial, Inc. REIT	870	6
HomeBanc Corp. REIT	464	1
Fieldstone Investment Corp. REIT	120	-

		36,147

Real Estate Management & Development (0.6%)
* CB Richard Ellis Group, Inc.	18,591	692
Jones Lang LaSalle Inc.	3,364	393
Forest City Enterprise Class A	5,563	390
The St. Joe Co.	6,463	338
* Move, Inc.	12,905	54
* Tejon Ranch Co.	905	45
* Affordable Residential Communities	3,750	44

		1,956

Thrifts & Mortgage Finance (6.9%)
Fannie Mae	89,147	5,698
Freddie Mac	63,231	4,223
Washington Mutual, Inc.	85,681	3,746
Countrywide Financial Corp.	53,857	2,097
Sovereign Bancorp, Inc.	34,706	807
Hudson City Bancorp, Inc.	49,235	649
People's United Financial Inc.	27,143	548
MGIC Investment Corp.	7,609	495
Radian Group, Inc.	7,347	455
New York Community Bancorp, Inc.	25,683	449
The PMI Group Inc.	7,978	394
Webster Financial Corp.	5,080	229
IndyMac Bancorp, Inc.	6,531	219
Astoria Financial Corp.	8,197	218
Washington Federal Inc.	8,009	201
NewAlliance Bancshares, Inc.	9,236	149
Downey Financial Corp.	1,919	140
MAF Bancorp, Inc.	2,527	136
First Niagara Financial Group, Inc.	9,597	132
* First Federal Financial Corp.	1,532	99
Provident Financial Services Inc.	5,517	93
Municipal Mortgage & Equity, L.L.C.	3,247	90
Fremont General Corp.	5,928	79
Capitol Federal Financial	2,023	78
TrustCo Bank NY	6,962	68
BankUnited Financial Corp.	2,947	67
Brookline Bancorp, Inc.	5,629	67
Bank Mutual Corp.	5,107	60
PFF Bancorp, Inc.	2,005	60
Provident New York Bancorp, Inc.	3,707	51
Northwest Bancorp, Inc.	1,795	51
* Ocwen Financial Corp.	3,532	50
Corus Bankshares Inc.	2,731	50
Anchor Bancorp Wisconsin Inc.	1,697	48
* Triad Guaranty, Inc.	1,075	48
TierOne Corp.	1,446	45
Flagstar Bancorp, Inc.	3,472	45
BankAtlantic Bancorp, Inc. Class A	4,389	42
City Bank Lynnwood (WA)	1,262	41
Partners Trust Financial Group, Inc.	3,686	40
First Financial Holdings, Inc.	1,131	37
Dime Community Bancshares	2,564	35
WSFS Financial Corp.	523	35
KNBT Bancorp Inc.	2,215	34
* Franklin Bank Corp.	1,997	33
* Nexcen Brands, Inc.	2,518	32
First Place Financial Corp.	1,438	30
* Accredited Home Lenders Holding Co.	1,980	28
Kearny Financial Corp.	1,973	27
First Busey Corp.	1,294	26
United Community Financial Corp.	2,391	25
* Wauwatosa Holdings, Inc.	1,056	18
* Oritani Financial Corp.	1,063	16
Roma Financial Corp.	870	15
ViewPoint Financial Group	609	11
* Doral Financial Corp.	960	1
Flushing Financial Corp.	47	1
* NetBank, Inc.	970	-

		22,661

Total Investments (100.1%)
(Cost $303,165)		328,354

Other Assets and Liabilities—Net (-0.1%)		(258)

Net Assets (100%)		328,096

* Non-income-producing security.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $303,165,000. Net unrealized appreciation of investment securities for tax purposes was $25,189,000, consisting of unrealized gains of $27,445,000 on securities that had risen in value since their purchase and $2,256,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund
Schedule of Investments
May 31, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Biotechnology (13.8%)
* Amgen, Inc.	337,185	18,994
* Gilead Sciences, Inc.	132,836	10,995
* Genentech, Inc.	137,009	10,929
* Celgene Corp.	107,587	6,589
* Biogen Idec Inc.	99,018	5,171
* Genzyme Corp.	75,969	4,902
* MedImmune Inc.	69,658	4,032
* Amylin Pharmaceuticals, Inc.	37,842	1,750
* Cephalon, Inc.	17,670	1,467
* Vertex Pharmaceuticals, Inc.	36,527	1,091
* Millennium Pharmaceuticals, Inc.	88,455	962
* PDL BioPharma Inc.	33,313	916
* ImClone Systems, Inc.	18,804	777
* OSI Pharmaceuticals, Inc.	16,608	627
* Medarex, Inc.	33,492	536
* BioMarin Pharmaceutical Inc.	26,466	472
* Myriad Genetics, Inc.	12,382	471
* Alkermes, Inc.	29,133	468
* Alexion Pharmaceuticals, Inc.	9,384	456
* Theravance, Inc.	13,204	453
* United Therapeutics Corp.	6,767	446
* Onyx Pharmaceuticals, Inc.	13,306	398
* Regeneron Pharmaceuticals, Inc.	16,364	367
* Human Genome Sciences, Inc.	34,549	366
* Cubist Pharmaceuticals, Inc.	15,886	364
* Applera Corp.-Celera Genomics Group	22,535	301
* LifeCell Corp.	9,771	275
* Digene Corp.	6,153	274
* Pharmion Corp.	7,942	230
* Arena Pharmaceuticals, Inc.	15,317	213
* Savient Pharmaceuticals Inc.	14,897	212
* Isis Pharmaceuticals, Inc.	20,860	210
* InterMune Inc.	7,845	208
* Dendreon Corp.	23,621	203
* Martek Biosciences Corp.	9,327	195
* Cepheid, Inc.	15,699	184
* Geron Corp.	19,206	177
* CV Therapeutics, Inc.	16,404	173
* Zymogenetics, Inc.	9,649	158
* Tanox, Inc.	7,912	148
* Incyte Corp.	20,637	146
* Halozyme Therapeutics Inc.	13,883	142
* Progenics Pharmaceuticals, Inc.	6,396	137
Ligand Pharmaceuticals Inc. Class B	20,604	136
* Neurocrine Biosciences, Inc.	10,986	128
* MannKind Corp.	11,168	127
* Keryx Biopharmaceuticals, Inc.	11,171	122
* Alnylam Pharmaceuticals Inc.	7,427	122
* ARIAD Pharmaceuticals, Inc.	18,832	102
* Omrix Biopharmaceuticals, Inc.	3,046	102
* Telik, Inc.	15,003	90
* Nabi Biopharmaceuticals	17,458	90
* Senomyx, Inc.	6,563	88
* Rigel Pharmaceuticals, Inc.	8,749	85
* Momenta Pharmaceuticals, Inc.	6,247	82
* Panacos Pharmaceuticals Inc.	14,436	60
* Nuvelo, Inc.	15,592	57
* GTx, Inc.	2,808	56
* deCODE genetics, Inc.	16,085	53
* Affymax Inc.	1,506	49
* Idenix Pharmaceuticals Inc.	6,505	48
* Osiris Therapeutics, Inc.	3,938	45
* Coley Pharmaceutical Group	4,049	34
* Enzon Pharmaceuticals, Inc.	1,427	12
* Emergent Biosolutions Inc.	1,182	12
* Encysive Pharmaceuticals, Inc.	1,889	7

		79,292

Health Care Equipment & Supplies (15.9%)
Medtronic, Inc.	333,477	17,731
Baxter International, Inc.	189,189	10,754
* Zimmer Holdings, Inc.	68,985	6,075
* Boston Scientific Corp.	362,238	5,676
Stryker Corp.	82,346	5,543
Becton, Dickinson & Co.	70,614	5,384
* St. Jude Medical, Inc.	102,104	4,359
Biomet, Inc.	67,577	2,948
C.R. Bard, Inc.	29,939	2,527
* Hospira, Inc.	45,021	1,794
DENTSPLY International Inc.	41,884	1,514
* Varian Medical Systems, Inc.	37,103	1,495
* Intuitive Surgical, Inc.	10,808	1,488
* Cytyc Corp.	32,724	1,384
Dade Behring Holdings Inc.	24,808	1,336
Beckman Coulter, Inc.	18,021	1,179
Hillenbrand Industries, Inc.	16,660	1,103
Bausch & Lomb, Inc.	15,387	1,045
* ResMed Inc.	22,083	996
* Respironics, Inc.	21,117	932
* Edwards Lifesciences Corp.	16,813	844
* Hologic, Inc.	15,242	824
* Gen-Probe Inc.	15,099	817
* IDEXX Laboratories Corp.	9,092	803
* Kinetic Concepts, Inc.	15,388	772
Cooper Cos., Inc.	12,976	716
* Immucor Inc.	19,651	621
* Kyphon Inc.	12,923	614
* Advanced Medical Optics, Inc.	17,185	603
STERIS Corp.	18,716	563
* Inverness Medical Innovations, Inc.	11,630	555
West Pharmaceutical Services, Inc.	9,419	479
Mentor Corp.	11,604	469
* Biosite Inc.	4,475	411
* Viasys Healthcare Inc.	9,533	409
* Haemonetics Corp.	7,744	384
* American Medical Systems Holdings, Inc.	19,444	365
* Align Technology, Inc.	15,778	360
* ArthroCare Corp.	7,811	344
Arrow International, Inc.	7,821	300
* Integra LifeSciences Holdings	5,737	294
* Thoratec Corp.	13,565	269
Analogic Corp.	4,022	265
PolyMedica Corp.	6,482	264
* DJ Orthopedics Inc.	6,705	262
* Nuvasive, Inc.	9,807	254
* CONMED Corp.	8,110	254
* Wright Medical Group, Inc.	10,098	246
Meridian Bioscience Inc.	10,803	228
* Orthofix International N.V.	4,278	202
* Greatbatch, Inc.	6,394	192
* Palomar Medical Technologies, Inc.	4,847	189
Sirona Dental Systems Inc.	5,349	185
* SurModics, Inc.	4,317	162
* Conceptus, Inc.	8,396	156
* ICU Medical, Inc.	3,815	153
Invacare Corp.	8,364	148
* Symmetry Medical Inc.	9,164	140
* ev3 Inc.	7,955	138
* Abaxis, Inc.	5,970	137
Datascope Corp.	3,692	136
* SonoSite, Inc.	4,763	136
Vital Signs, Inc.	2,286	133
* Foxhollow Technologies Inc.	5,624	127
* Quidel Corp.	8,379	123
* Volcano Corp.	5,863	119
* Cyberonics, Inc.	5,761	108
* OraSure Technologies, Inc.	13,456	103
* Merit Medical Systems, Inc.	7,526	86
* Aspect Medical Systems, Inc.	4,457	72
* Northstar Neuroscience, Inc.	3,624	48
* Hansen Medical Inc.	1,603	31
* Kensey Nash Corp.	35	1
Young Innovations, Inc.	18	-

		91,877

Health Care Providers & Services (19.9%)
UnitedHealth Group Inc.	389,381	21,326
* WellPoint Inc.	177,028	14,412
Cardinal Health, Inc.	115,656	8,380
Aetna Inc.	149,227	7,899
* Medco Health Solutions, Inc.	83,211	6,470
McKesson Corp.	85,451	5,395
CIGNA Corp.	29,579	4,958
* Express Scripts Inc.	33,473	3,418
* Humana Inc.	48,290	2,996
* Laboratory Corp. of America Holdings	36,197	2,850
AmerisourceBergen Corp.	54,781	2,806
* Coventry Health Care Inc.	46,040	2,747
Quest Diagnostics, Inc.	47,891	2,348
* Health Net Inc.	33,862	1,933
* DaVita, Inc.	30,219	1,669
Manor Care, Inc.	20,999	1,428
* Henry Schein, Inc.	25,733	1,377
* Triad Hospitals, Inc.	25,572	1,368
Omnicare, Inc.	35,296	1,321
* Patterson Cos.	32,329	1,213
* Lincare Holdings, Inc.	26,877	1,078
* Community Health Systems, Inc.	27,578	1,051
* VCA Antech, Inc.	24,169	957
* Tenet Healthcare Corp.	136,973	952
* WellCare Health Plans Inc.	10,023	923
Universal Health Services Class B	14,650	905
* Pediatrix Medical Group, Inc.	14,105	813
Health Management Associates Class A	69,808	768
* Sierra Health Services, Inc.	15,764	657
* LifePoint Hospitals, Inc.	15,746	639
* Psychiatric Solutions, Inc.	15,441	603
* Sunrise Senior Living, Inc.	13,153	515
* Magellan Health Services, Inc.	10,897	488
Brookdale Senior Living Inc.	10,277	485
* Healthways, Inc.	10,083	470
Chemed Corp.	6,980	468
* HealthSouth Corp.	20,295	421
Owens & Minor, Inc. Holding Co.	11,690	415
* Genesis Healthcare Corp.	5,636	385
* AMERIGROUP Corp.	15,063	384
* PSS World Medical, Inc.	19,524	366
* Apria Healthcare Group Inc.	12,313	357
* inVentiv Health, Inc.	8,565	322
* Healthspring, Inc.	12,404	303
* Kindred Healthcare, Inc.	9,285	297
* Centene Corp.	12,516	288
* Amedisys Inc.	7,391	276
* HealthExtras, Inc.	8,951	272
LCA-Vision Inc.	5,697	258
* AMN Healthcare Services, Inc.	9,870	222
* AmSurg Corp.	8,650	213
* Matria Healthcare, Inc.	6,233	199
* Assisted Living Concepts Inc.	16,468	188
* MedCath Corp.	4,960	164
* Cross Country Healthcare, Inc.	8,785	153
* Gentiva Health Services, Inc.	7,125	146
Option Care, Inc.	8,939	135
* Res-Care, Inc.	6,427	133
Landauer, Inc.	2,630	131
* Odyssey Healthcare, Inc.	10,025	130
* Molina Healthcare Inc.	4,049	129
* Symbion, Inc.	5,396	118
National Healthcare Corp.	1,903	101
* Radiation Therapy Services, Inc.	3,326	92
* Nighthawk Radiology Holdings, Inc.	3,810	69
* Alliance Imaging, Inc.	7,196	63
* Emeritus Corp.	1,543	55

		114,871

Heath Care Technology (0.8%)
IMS Health, Inc.	56,394	1,844
* Cerner Corp.	19,241	1,093
* HLTH Corp.	44,975	679
* Allscripts Healthcare Solutions, Inc.	13,971	343
* Eclipsys Corp.	12,882	262
* The TriZetto Group, Inc.	11,874	220
* Omnicell, Inc.	9,192	207
* Merge Technologies, Inc.	92	1

		4,649

Internet Software & Services (0.0%)
* WebMD Health Corp. Class A	1,364	68

Life Sciences Tools & Services (3.9%)
* Thermo Fisher Scientific, Inc.	117,916	6,438
* Waters Corp.	29,453	1,776
Applera Corp.-Applied Biosystems Group	53,106	1,508
* Covance, Inc.	18,524	1,233
* Millipore Corp.	15,487	1,158
Pharmaceutical Product Development, Inc.	30,686	1,120
* Charles River Laboratories, Inc.	19,444	1,034
* Invitrogen Corp.	13,943	1,010
PerkinElmer, Inc.	35,759	948
* Techne Corp.	10,803	645
* Illumina, Inc.	17,337	566
* Varian, Inc.	8,895	523
* Affymetrix, Inc.	19,581	509
* Ventana Medical Systems, Inc.	9,655	497
* Bio-Rad Laboratories, Inc. Class A	5,318	397
* Dionex Corp.	5,573	395
* PAREXEL International Corp.	7,892	317
* Exelixis, Inc.	27,891	309
* Nektar Therapeutics	26,185	297
* Advanced Magnetics, Inc.	4,600	290
* Pharmanet Development Group, Inc.	5,090	163
* Enzo Biochem, Inc.	8,022	130
* Kendle International Inc.	3,706	128
* PRA International	5,226	121
* Medivation Inc.	6,737	118
* Luminex Corp.	8,916	111
* Bruker BioSciences Corp.	12,125	103
* eResearch Technology, Inc.	11,448	103
Cambrex Corp.	7,798	97
* Albany Molecular Research, Inc.	6,642	95
* Diversa Corp.	8,240	54

		22,193

Pharmaceuticals (45.7%)
Pfizer Inc.	2,084,444	57,301
Johnson & Johnson	836,669	52,936
Merck & Co., Inc.	627,621	32,919
Abbott Laboratories	446,066	25,136
Wyeth	389,166	22,509
Bristol-Myers Squibb Co.	583,724	17,693
Eli Lilly & Co.	294,397	17,258
Schering-Plough Corp.	428,544	14,031
Allergan, Inc.	44,496	5,541
* Forest Laboratories, Inc.	91,856	4,658
* Barr Pharmaceuticals Inc.	29,394	1,567
* Sepracor Inc.	31,803	1,549
* King Pharmaceuticals, Inc.	70,587	1,499
Mylan Laboratories, Inc.	70,967	1,403
* Endo Pharmaceuticals Holdings, Inc.	38,620	1,364
* Watson Pharmaceuticals, Inc.	28,182	870
Medicis Pharmaceutical Corp.	15,906	525
* MGI Pharma, Inc.	22,828	488
* Warner Chilcott Ltd.	25,082	455
Perrigo Co.	22,879	448
Valeant Pharmaceuticals International	26,833	424
* Adams Respiratory Therapeutics, Inc.	9,207	422
* Par Pharmaceutical Cos. Inc.	10,423	306
Alpharma, Inc. Class A	12,324	299
* ViroPharma Inc.	19,076	276
* The Medicines Co.	13,923	272
* K-V Pharmaceutical Co. Class A	9,611	260
* Xenoport Inc.	5,758	253
* Abraxis Bioscience, Inc.	9,593	236
* Sciele Pharma, Inc.	9,078	224
* Salix Pharmaceuticals, Ltd.	13,571	180
* Noven Pharmaceuticals, Inc.	7,086	166
* Akorn, Inc.	11,671	82
* Cadence Pharmaceuticals, Inc.	2,938	43
* Adolor Corp.	2,877	11
* AtheroGenics, Inc.	124	-

		263,604

Total Investments (100.0%)
(Cost $515,392)		576,554

Other Assets and Liabilities—Net (0.0%)		254

Net Assets (100%)		576,808

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $515,392,000. Net unrealized appreciation of investment securities for tax purposes was $61,162,000, consisting of unrealized gains of $73,708,000 on securities that had risen in value since their purchase and $12,546,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrial Index Fund Schedule of Investments May 31, 2007
	Shares	Market Value ($000)

Common Stocks (99.8%)

Aerospace & Defense (19.4%)
The Boeing Co.	82,858	8,335
United Technologies Corp.	104,417	7,367
Honeywell International Inc.	83,977	4,863
Lockheed Martin Corp.	39,684	3,893
General Dynamics Corp.	38,110	3,058
Northrop Grumman Corp.	36,771	2,780
Raytheon Co.	49,205	2,736
Precision Castparts Corp.	15,177	1,815
L-3 Communications Holdings, Inc.	13,828	1,317
Rockwell Collins, Inc.	18,620	1,316
Goodrich Corp.	13,195	785
*BE Aerospace, Inc.	10,078	386
*Alliant Techsystems, Inc.	3,643	368
*Armor Holdings, Inc.	3,728	320
*Hexcel Corp.	10,353	239
DRS Technologies, Inc.	4,449	228
*Spirit Aerosystems Holdings Inc.	6,410	224
Curtiss-Wright Corp.	4,863	219
*Ceradyne, Inc.	2,834	191
*Moog Inc.	4,000	172
*Teledyne Technologies, Inc.	3,639	168
*Orbital Sciences Corp.	6,802	140
*AAR Corp.	4,094	133
*Esterline Technologies Corp.	2,841	129
Triumph Group, Inc.	1,809	120
*GenCorp, Inc.	5,690	76
*Taser International Inc.	6,535	69
United Industrial Corp.	1,055	63
EDO Corp.	1,879	63
*K&F Industries Holdings	2,193	58
*DynCorp International Inc. Class A	2,834	49
HEICO Corp. Class A	1,255	45
Cubic Corp.	1,784	45
*Argon ST, Inc.	1,468	35
*MTC Technologies, Inc.	1,106	23
HEICO Corp.	455	20
*Ionatron Inc.	3,471	17

		41,865

Air Freight & Logistics (5.5%)
United Parcel Service, Inc.	73,575	5,295
FedEx Corp.	32,241	3,599
Expeditors International of Washington, Inc.	23,614	1,031
C.H. Robinson Worldwide Inc.	18,278	990
UTI Worldwide, Inc.	6,396	179
*EGL, Inc.	3,828	177
*Hub Group, Inc.	4,327	160
Forward Air Corp.	3,290	112
Pacer International, Inc.	4,107	111
*Atlas Air Worldwide Holdings, Inc.	1,656	97
*ABX Air, Inc.	6,473	41

		11,792

Airlines (1.8%)
Southwest Airlines Co.	87,127	1,247
*AMR Corp.	26,203	743
*UAL Corp.	12,236	480
*Continental Airlines, Inc. Class B	10,048	404
*US Airways Group Inc.	9,160	327
Skywest, Inc.	6,711	185
*JetBlue Airways Corp.	16,504	178
*Alaska Air Group, Inc.	4,422	129
*AirTran Holdings, Inc.	10,062	125
*Republic Airways Holdings Inc.	4,016	94
*Allegiant Travel Co.	1,445	46
*ExpressJet Holdings, Inc.	5,087	31

		3,989

Building Products (2.1%)
Masco Corp.	43,551	1,316
American Standard Cos., Inc.	19,973	1,194
*USG Corp.	8,184	420
*Owens Corning Inc.	8,687	312
*Armstrong Worldwide Industries, Inc.	4,233	237
Lennox International Inc.	6,377	218
Simpson Manufacturing Co.	4,363	145
*NCI Building Systems, Inc.	2,209	114
Universal Forest Products, Inc.	1,874	90
Apogee Enterprises, Inc.	3,119	77
*Goodman Global, Inc.	3,425	75
Ameron International Corp.	941	74
*Griffon Corp.	2,791	65
American Woodmark Corp.	1,241	46
*Builders FirstSource, Inc.	1,729	29
*Trex Co., Inc.	1,325	27
*PGT, Inc.	1,352	16

		4,455

Commercial Services & Supplies (9.1%)
Waste Management, Inc.	58,908	2,278
Pitney Bowes, Inc.	24,512	1,170
R.R. Donnelley & Sons Co.	23,972	1,026
Manpower Inc.	9,384	863
Avery Dennison Corp.	10,935	714
Equifax, Inc.	16,257	683
The Dun & Bradstreet Corp.	6,786	679
Republic Services, Inc. Class A	21,401	648
Robert Half International, Inc.	17,633	620
*Monster Worldwide Inc.	13,075	617
Cintas Corp.	15,909	610
*Allied Waste Industries, Inc.	36,935	497
*Stericycle, Inc.	4,912	448
*Corrections Corp. of America	6,710	435
*ChoicePoint Inc.	8,814	387
The Brink's Co.	5,320	351
*Covanta Holding Corp.	13,523	335
The Corporate Executive Board Co.	4,313	287
Herman Miller, Inc.	7,175	258
Deluxe Corp.	5,723	250
*Copart, Inc.	8,005	250
Watson Wyatt & Co. Holdings	4,683	242
*Waste Connections, Inc.	7,506	231
*United Stationers, Inc.	3,343	224
HNI Corp.	4,834	213
IKON Office Solutions, Inc.	14,311	209
Brady Corp. Class A	5,354	199
*PHH Corp.	5,912	183
*FTI Consulting, Inc.	4,688	174
*Resources Connection, Inc.	5,091	164
*IHS Inc. Class A	3,746	151
*Teletech Holdings Inc.	4,260	150
*Geo Group Inc.	2,734	149
Steelcase Inc.	7,339	143
*Tetra Tech, Inc.	6,427	142
*Acco Brands Corp.	5,629	141
*Labor Ready, Inc.	5,799	139
Mine Safety Appliances Co.	3,218	138
ABM Industries Inc.	4,638	137
*Cenveo Inc.	5,311	130
*Navigant Consulting, Inc.	5,966	124
*Huron Consulting Group Inc.	1,796	123
*Mobile Mini, Inc.	3,978	120
*Korn/Ferry International	4,565	119
*American Reprographics Co.	3,641	112
*CoStar Group, Inc.	2,031	110
Knoll, Inc.	4,313	104
*The Advisory Board Co.	1,963	102
Viad Corp.	2,289	102
*M&F Worldwide Corp.	1,456	99
*Consolidated Graphics, Inc.	1,355	98
Administaff, Inc.	2,637	96
*Heidrick & Struggles International, Inc.	1,953	95
*Clean Harbors Inc.	1,905	90
G & K Services, Inc. Class A	2,269	86
*School Specialty, Inc.	2,471	86
Kelly Services, Inc. Class A	2,930	84
Interface, Inc.	4,831	82
Healthcare Services Group, Inc.	2,906	81
Rollins, Inc.	3,394	78
*Kenexa Corp.	1,890	74
McGrath RentCorp	2,359	73
*CRA International Inc.	1,278	68
*Layne Christensen Co.	1,441	65
Bowne & Co., Inc.	3,207	62
*Spherion Corp.	6,284	62
*Kforce Inc.	3,835	62
*Hudson Highland Group, Inc.	2,744	59
Ennis, Inc.	2,469	59
Comfort Systems USA, Inc.	4,060	57
CDI Corp.	1,445	48
*Pike Electric Corp.	2,113	46
*CBIZ Inc.	6,102	46
*Innerworkings, Inc.	2,967	39
*Volt Information Sciences Inc.	1,438	36
*LECG Corp.	2,039	30
Schawk, Inc.	1,470	30
*First Advantage Corp. Class A	784	19
*Sirva Inc.	5,340	15
The Standard Register Co.	1,075	13
Diamond Management and Technology Consultants,Inc.	272	4

		19,623

Construction & Engineering (2.4%)
Fluor Corp.	9,727	1,013
*Foster Wheeler Ltd.	7,626	790
*Jacobs Engineering Group Inc.	13,137	761
*KBR Inc.	18,644	513
*Quanta Services, Inc.	13,018	391
*Shaw Group, Inc.	8,894	360
*URS Corp.	5,777	290
*Washington Group International, Inc.	3,298	277
Granite Construction Co.	3,937	270
*EMCOR Group, Inc.	3,505	230
*Infrasource Services Inc.	4,203	152
*Perini Corp.	2,204	121
*Insituform Technologies Inc. Class A	3,009	63

		5,231

Electrical Equipment (5.2%)
Emerson Electric Co.	88,172	4,272
Rockwell Automation, Inc.	17,462	1,188
Cooper Industries, Inc. Class A	20,166	1,080
Roper Industries Inc.	9,635	562
Ametek, Inc.	11,697	441
*General Cable Corp.	5,698	388
*Thomas & Betts Corp.	6,619	384
Hubbell Inc. Class B	5,741	323
Acuity Brands, Inc.	4,806	292
Belden CDT Inc.	4,913	281
*Genlyte Group, Inc.	2,807	245
Baldor Electric Co.	4,244	197
Woodward Governor Co.	3,419	189
*GrafTech International Ltd.	11,194	173
*First Solar, Inc.	2,466	168
Regal-Beloit Corp.	3,356	163
*Energy Conversion Devices, Inc.	4,326	149
Franklin Electric, Inc.	1,903	90
A.O. Smith Corp.	2,225	87
*Superior Essex Inc.	2,254	80
*Evergreen Solar, Inc.	9,259	78
*II-VI, Inc.	2,770	77
Encore Wire Corp.	1,799	52
*FuelCell Energy, Inc.	7,413	51
*EnerSys	2,611	47
*Medis Technology Ltd.	2,419	35
*Power-One, Inc.	7,648	28
Vicor Corp.	1,969	23
*Plug Power, Inc.	6,736	20

		11,163

Industrial Conglomerates (27.8%)
General Electric Co.	1,136,358	42,704
Tyco International Ltd.	218,396	7,286
3M Co.	77,044	6,777
Textron, Inc.	12,460	1,337
*McDermott International, Inc.	12,230	954
Teleflex Inc.	4,103	329
Carlisle Co., Inc.	6,896	304
Walter Industries, Inc.	4,825	155
Tredegar Corp.	3,028	70
*Sequa Corp. Class A	584	64
Raven Industries, Inc.	1,806	64

		60,044

IT Services (0.1%)
*SAIC, Inc.	8,115	164

Machinery (16.8%)
Caterpillar, Inc.	71,366	5,608
Deere & Co.	25,044	3,017
Illinois Tool Works, Inc.	52,490	2,767
PACCAR, Inc.	26,063	2,273
Danaher Corp.	27,204	1,999
Ingersoll-Rand Co.	33,873	1,739
Eaton Corp.	16,491	1,546
ITT Industries, Inc.	19,384	1,305
Parker Hannifin Corp.	12,823	1,300
Dover Corp.	22,555	1,129
Cummins Inc.	10,955	1,032
*Terex Corp.	11,235	952
Joy Global Inc.	13,114	743
Pall Corp.	13,504	604
SPX Corp.	6,339	557
The Manitowoc Co., Inc.	6,806	516
Oshkosh Truck Corp.	8,212	507
Harsco Corp.	9,286	495
Flowserve Corp.	6,408	445
*AGCO Corp.	10,077	436
Trinity Industries, Inc.	8,895	411
Pentair, Inc.	10,562	391
IDEX Corp.	8,889	335
Kennametal, Inc.	4,271	329
Lincoln Electric Holdings, Inc.	4,484	315
The Timken Co.	8,856	311
Graco, Inc.	7,430	298
Donaldson Co., Inc.	8,038	294
Bucyrus International, Inc.	4,093	290
The Toro Co.	4,534	271
*Gardner Denver Inc.	5,842	241
Crane Co.	5,444	238
Wabtec Corp.	5,142	201
CLARCOR Inc.	5,551	186
Briggs & Stratton Corp.	5,572	181
Nordson Corp.	3,289	171
Actuant Corp.	3,041	169
Kaydon Corp.	3,136	151
Mueller Water Products, Inc.	9,486	150
*ESCO Technologies Inc.	2,853	145
Mueller Industries Inc.	4,118	144
Valmont Industries, Inc.	1,997	141
Watts Water Technologies, Inc.	3,381	128
Albany International Corp.	2,882	113
NACCO Industries, Inc. Class A	626	106
*The Middleby Corp.	835	104
Barnes Group, Inc.	3,465	102
*EnPro Industries, Inc.	2,355	98
Federal Signal Corp.	5,490	90
*RBC Bearings Inc.	2,279	88
*Astec Industries, Inc.	1,923	83
Cascade Corp.	1,044	71
Freightcar America Inc.	1,402	69
Robbins & Myers, Inc.	1,487	67
CIRCOR International, Inc.	1,681	64
*Columbus McKinnon Corp.	1,973	59
Tennant Co.	1,768	58
*American Science & Engineering, Inc.	1,016	55
Mueller Water Products, Inc. Class A	3,194	52
*Blount International, Inc.	3,934	51
Wabash National Corp.	3,461	51
*Accuride Corp.	3,109	49
American Railcar Industries, Inc.	1,179	47
The Greenbrier Cos., Inc.	1,419	45
*Commercial Vehicle Group Inc.	2,122	41
*Chart Industries, Inc.	1,525	35
*A.S.V., Inc.	1,929	34
*TurboChef Technologies, Inc.	2,162	28
Xerium Technologies Inc.	2,438	19
*Tecumseh Products Co. Class A	208	3

		36,143

Marine (0.5%)
Alexander & Baldwin, Inc.	4,517	242
*Kirby Corp.	5,567	223
*American Commercial Lines Inc.	6,888	218
Horizon Lines Inc.	2,992	103
Eagle Bulk Shipping Inc.	4,595	102
Genco Shipping and Trading Ltd.	1,964	75
Quintana Maritime Ltd.	4,165	65

		1,028

Road & Rail (7.3%)
Burlington Northern Santa Fe Corp.	39,667	3,694
Union Pacific Corp.	28,423	3,430
Norfolk Southern Corp.	43,848	2,538
CSX Corp.	48,344	2,197
Ryder System, Inc.	6,709	362
*Kansas City Southern	8,380	344
*Avis Budget Group, Inc.	11,146	337
J.B. Hunt Transport Services, Inc.	11,199	326
Landstar System, Inc.	6,284	306
Laidlaw International Inc.	8,749	300
Florida East Coast Industries, Inc. Class A	3,559	298
Con-way, Inc.	5,199	295
*YRC Worldwide, Inc.	6,312	254
*Hertz Global Holdings Inc.	10,626	225
*Genesee & Wyoming Inc. Class A	4,163	135
*Dollar Thrifty Automotive Group, Inc.	2,636	123
Heartland Express, Inc.	7,056	118
Knight Transportation, Inc.	6,174	116
Werner Enterprises, Inc.	5,921	114
Arkansas Best Corp.	2,618	108
*Old Dominion Freight Line, Inc.	3,090	97
*Amerco, Inc.	827	58

		15,775

Trading Companies & Distributors (1.7%)
W.W. Grainger, Inc.	7,908	696
Fastenal Co.	14,245	617
*WESCO International, Inc.	5,432	352
GATX Corp.	5,697	293
MSC Industrial Direct Co., Inc. Class A	5,318	285
*United Rentals, Inc.	8,066	271
Watsco, Inc.	2,689	170
UAP Holding Corp.	5,631	166
Applied Industrial Technology, Inc.	4,336	127
Aircastle Ltd.	2,523	99
*TransDigm Group, Inc.	2,515	93
*Beacon Roofing Supply, Inc.	4,642	83
*Interline Brands, Inc.	3,021	74
Kaman Corp. Class A	2,412	71
*Williams Scotsman International Inc.	2,854	66
*Houston Wire & Cable Co.	1,863	53
TAL International Group, Inc.	1,830	48
*Rush Enterprises, Inc. Class A	1,893	46
*NuCo2, Inc.	1,739	45
*H&E Equipment Services, Inc.	1,687	44
Bluelinx Holdings Inc.	3,241	37
*Electro Rent Corp.	2,137	31
Lawson Products, Inc.	667	25
*Rush Enterprises, Inc. Class B	719	17
		3,809

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. Trust	3,943	176

Total Investments (99.8%)
(Cost $182,361)		215,257

Other Assets and Liabilities - Net (0.2%)		516

Net Assets (100%)		215,773

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $182,361,000. Net unrealized appreciation of investment securities for tax purposes was $32,896,000, consisting of unrealized gains of $34,010,000 on securities that had risen in value since their purchase and $1,114,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund Schedule of Investments May 31, 2007
	Shares	Market Value ($000)

Common Stocks (99.7%)

Commercial Services & Supplies (0.0%)
Equifax, Inc.	494	21

Communications Equipment (15.4%)
*Cisco Systems, Inc.	820,222	22,080
QUALCOMM Inc.	224,951	9,662
Motorola, Inc.	328,285	5,972
*Corning, Inc.	213,161	5,329
*Juniper Networks, Inc.	73,108	1,785
*Avaya Inc.	61,665	987
Harris Corp.	18,208	909
*Tellabs, Inc.	56,511	619
*F5 Networks, Inc.	5,528	449
*CommScope, Inc.	8,128	445
*Ciena Corp.	11,552	397
*Polycom, Inc.	12,144	385
*JDS Uniphase Corp.	27,874	365
*Foundry Networks, Inc.	18,831	303
*Sonus Networks, Inc.	34,347	298
*Andrew Corp.	21,727	288
*ADC Telecommunications, Inc.	15,946	267
*3Com Corp.	54,071	253
*Arris Group Inc.	14,772	243
ADTRAN Inc.	8,644	234
*Interdigital Communications Corp.	7,164	233
*Harris Stratex Networks, Inc. Class A	10,235	175
*Avocent Corp.	6,237	175
*NETGEAR, Inc.	4,599	172
*Dycom Industries, Inc.	5,575	166
Plantronics, Inc.	6,489	158
*Comtech Telecommunications Corp.	3,130	140
*Finisar Corp.	37,891	138
*Tekelec	8,390	126
*Riverbed Technology, Inc.	2,862	119
*ViaSat, Inc.	3,324	108
*UTStarcom, Inc.	13,982	101
*Sycamore Networks, Inc.	26,358	98
*C-COR Inc.	6,560	96
*Powerwave Technologies, Inc.	15,039	96
*Harmonic, Inc.	10,196	93
*Blue Coat Systems, Inc.	1,982	87
Black Box Corp.	2,384	87
*Loral Space and Communications Ltd.	1,758	82
*Mastec Inc.	5,839	79
Inter-Tel, Inc.	2,757	72
*Nextwave Wireless Inc.	7,828	71
*Comtech Group Inc.	3,578	62
*Extreme Networks, Inc.	15,419	58
*Orbcomm, Inc	3,279	52
*Packeteer, Inc.	4,717	48
*Ixia	5,077	47
*Hughes Communications Inc.	811	43
Bel Fuse, Inc. Class B	1,142	42
*Optium Corp.	1,501	20
Bel Fuse, Inc. Class A	304	12
*Ditech Networks Inc.	536	4

		54,330

Computers & Peripherals (22.2%)
International Business Machines Corp.	204,447	21,794
Hewlett-Packard Co.	366,724	16,763
*Apple Computer, Inc.	117,040	14,227
*Dell Inc.	277,631	7,460
*EMC Corp.	299,080	5,051
*Sun Microsystems, Inc.	488,973	2,494
*Network Appliance, Inc.	50,891	1,638
Seagate Technology	74,507	1,534
*SanDisk Corp.	30,610	1,333
*NCR Corp.	24,199	1,299
*Lexmark International, Inc.	13,372	694
*Western Digital Corp.	30,302	570
*Brocade Communications Systems, Inc.	53,760	494
Diebold, Inc.	8,942	443
*QLogic Corp.	21,655	369
*Emulex Corp.	11,731	260
*Electronics for Imaging, Inc.	7,742	221
*Palm, Inc.	12,716	207
*Avid Technology, Inc.	5,437	185
Imation Corp.	4,764	181
*Intermec, Inc.	6,756	166
*Synaptics Inc.	3,280	104
*Komag, Inc.	3,994	97
*Novatel Wireless, Inc.	3,881	90
*Quantum Corp.	26,510	82
*Adaptec, Inc.	16,178	66
*Hutchinson Technology, Inc.	3,519	64
*Gateway, Inc.	30,302	54
*Rackable Systems Inc.	3,746	45

		77,985

Electronic Equipment & Instruments (4.4%)
*Agilent Technologies, Inc.	55,273	2,110
*Flextronics International Ltd.	82,624	954
Amphenol Corp.	24,220	867
*Avnet, Inc.	20,101	861
CDW Corp.	8,515	725
*Arrow Electronics, Inc.	16,716	686
Jabil Circuit, Inc.	25,989	598
*Mettler-Toledo International Inc.	5,372	528
*Trimble Navigation Ltd.	15,990	467
*Ingram Micro, Inc. Class A	20,304	421
*Solectron Corp.	123,266	419
*Vishay Intertechnology, Inc.	23,256	414
*Anixter International Inc.	4,811	355
*FLIR Systems, Inc.	8,479	351
Tektronix, Inc.	11,284	342
Molex, Inc. Class A	10,982	294
*Tech Data Corp.	7,519	277
Molex, Inc.	8,801	262
*Sanmina-SCI Corp.	72,609	259
National Instruments Corp.	8,181	258
*Itron, Inc.	3,490	236
*Dolby Laboratories Inc.	6,452	217
*Benchmark Electronics, Inc.	9,831	217
*L-1 Identity Solutions Inc.	7,414	159
*Paxar Corp.	5,070	153
*Insight Enterprises, Inc.	6,544	145
*Aeroflex, Inc.	10,242	145
*Rofin-Sinar Technologies Inc.	2,108	142
Technitrol, Inc.	5,286	139
*Plexus Corp.	6,297	139
*Checkpoint Systems, Inc.	5,323	133
*Coherent, Inc.	4,265	132
Cognex Corp.	5,487	129
AVX Corp.	7,014	126
*SunPower Corp. Class A	2,345	125
*Littelfuse, Inc.	3,071	123
MTS Systems Corp.	2,500	110
*ScanSource, Inc.	3,526	102
Daktronics, Inc.	4,251	102
*Rogers Corp.	2,394	96
*KEMET Corp.	11,804	91
*Cogent Inc.	5,837	90
*Brightpoint, Inc.	6,850	90
Agilysys, Inc.	3,949	86
*Electro Scientific Industries, Inc.	3,944	81
*Newport Corp.	5,354	80
Methode Electronics, Inc. Class A	5,021	76
Park Electrochemical Corp.	2,636	73
*Universal Display Corp.	4,231	66
*Smart Modular Technologies Inc.	4,424	63
*TTM Technologies, Inc.	5,670	63
CTS Corp.	4,655	56
*DTS Inc.	2,393	55
*GSI Lumonics, Inc.	4,807	52
*IPG Photonics Corp.	2,042	46
*Mercury Computer Systems, Inc.	2,996	39
*SYNNEX Corp.	1,828	37
*Multi-Fineline Electronix, Inc.	1,294	22

		15,484

Internet Software & Services (8.9%)
*Google Inc.	30,335	15,099
*eBay Inc.	151,453	4,931
*Yahoo! Inc.	165,793	4,758
*VeriSign, Inc.	32,983	984
*Akamai Technologies, Inc.	20,689	915
*aQuantive, Inc.	10,028	640
*ValueClick, Inc.	13,322	417
*Equinix, Inc.	3,374	295
*Digital River, Inc.	5,473	281
*j2 Global Communications, Inc.	6,447	215
*VistaPrint Ltd.	4,527	181
*CNET Networks, Inc.	19,439	176
United Online, Inc.	8,951	153
*CMGI Inc.	59,484	149
*DealerTrack Holdings Inc.	3,979	144
*EarthLink, Inc.	16,649	138
*Websense, Inc.	6,069	137
*Openwave Systems Inc.	12,855	132
*RealNetworks, Inc.	15,439	131
*SAVVIS, Inc.	2,479	124
InfoSpace, Inc.	4,301	105
*SINA.com	2,541	101
*Ariba, Inc.	10,282	96
*Internap Network Services Corp.	5,847	87
*Interwoven Inc.	5,579	84
*Vignette Corp.	4,067	76
*Bankrate, Inc.	1,725	75
*Perficient, Inc.	3,326	70
*S1 Corp.	8,177	67
*SonicWALL, Inc.	7,679	63
*Omniture, Inc.	3,577	63
*The Knot, Inc.	3,166	60
*LoopNet, Inc.	2,507	51
Marchex, Inc.	2,984	46
*Sohu.com Inc.	1,664	43
*Liquidity Services, Inc.	2,083	42
*iPass Inc.	7,740	41
*NetRatings, Inc.	1,953	41
*DivX, Inc.	2,052	33
*Jupitermedia Corp.	2,921	21
*webMethods, Inc.	124	1

		31,266

IT Services (9.6%)
Automatic Data Processing, Inc.	74,727	3,714
First Data Corp.	102,254	3,344
Accenture Ltd.	80,064	3,278
Western Union Co.	104,830	2,353
Electronic Data Systems Corp.	70,354	2,027
Paychex, Inc.	46,577	1,882
*Cognizant Technology Solutions Corp.	19,364	1,521
Fidelity National Information Services, Inc.	25,760	1,389
MasterCard, Inc. Class A	9,191	1,375
*Fiserv, Inc.	22,753	1,348
*Computer Sciences Corp.	23,319	1,292
*Affiliated Computer Services, Inc. Class A	13,518	789
*Alliance Data Systems Corp.	9,185	716
*Iron Mountain, Inc.	25,664	706
*Ceridian Corp.	18,892	668
*DST Systems, Inc.	7,232	606
*Convergys Corp.	18,859	485
Global Payments Inc.	10,932	438
*Hewitt Associates, Inc.	14,417	433
*CheckFree Corp.	10,089	396
*Unisys Corp.	46,980	391
*Broadridge Financial Solutions LLC	18,748	380
MoneyGram International, Inc.	11,477	334
Acxiom Corp.	10,036	279
*Gartner, Inc. Class A	9,366	258
*VeriFone Holdings, Inc.	6,624	229
*eFunds Corp.	6,364	215
*CACI International, Inc.	4,166	215
*Perot Systems Corp.	12,235	209
*Wright Express Corp.	5,563	195
*MPS Group, Inc.	14,100	194
*BISYS Group, Inc.	16,405	193
*BearingPoint, Inc.	24,727	183
Total System Services, Inc.	5,377	178
*CSG Systems International, Inc.	6,226	173
*SRA International, Inc.	5,417	138
MAXIMUS, Inc.	2,931	127
*Euronet Worldwide, Inc.	4,322	116
Syntel, Inc.	3,061	106
*Covansys Corp.	2,721	92
*Sapient Corp.	11,978	90
*Global Cash Access, Inc.	5,340	87
*Keane, Inc.	5,973	85
*ManTech International Corp.	2,525	81
*Sykes Enterprises, Inc.	3,906	76
Gevity HR, Inc.	3,447	72
*Ciber, Inc.	7,668	68
*Forrester Research, Inc.	2,000	54
Heartland Payment Systems, Inc.	2,007	51
infoUSA Inc.	4,570	49
*Ness Technologies Inc.	4,004	48
*Lionbridge Technologies, Inc.	7,631	46
*RightNow Technologies Inc.	2,386	37
*Isilon Systems Inc.	2,469	36
TNS Inc.	2,983	35
*Exlservice Holdings Inc.	854	16

		33,896

Office Electronics (0.8%)
*Xerox Corp.	129,027	2,435
*Zebra Technologies Corp. Class A	9,582	384

		2,819

Semiconductors & Semiconductor Equipment (17.1%)
Intel Corp.	783,144	17,362
Texas Instruments, Inc.	201,507	7,125
Applied Materials, Inc.	189,667	3,623
*Broadcom Corp.	64,231	1,963
Analog Devices, Inc.	45,393	1,644
*NVIDIA Corp.	45,868	1,590
KLA-Tencor Corp.	27,181	1,494
*MEMC Electronic Materials, Inc.	24,191	1,470
Linear Technology Corp.	40,644	1,459
Maxim Integrated Products, Inc.	43,548	1,339
Xilinx, Inc.	45,141	1,286
*Micron Technology, Inc.	102,499	1,248
Microchip Technology, Inc.	29,344	1,191
National Semiconductor Corp.	43,347	1,167
Altera Corp.	48,497	1,106
*Advanced Micro Devices, Inc.	74,499	1,063
*Marvell Technology Group Ltd.	67,566	1,062
*LAM Research Corp.	19,252	1,033
*LSI Corp.	104,838	910
Intersil Corp.	18,749	564
*Novellus Systems, Inc.	16,852	517
*Varian Semiconductor Equipment Associates, Inc.	11,260	475
*Teradyne, Inc.	25,963	442
*ON Semiconductor Corp.	39,789	427
*Cypress Semiconductor Corp.	19,689	423
*Integrated Device Technology Inc.	27,187	408
*International Rectifier Corp.	9,827	356
*Atmel Corp.	59,825	334
*Fairchild Semiconductor International, Inc.	16,784	309
*Tessera Technologies, Inc.	6,392	291
*FormFactor Inc.	6,052	241
*Cree, Inc.	10,553	237
*Amkor Technology, Inc.	15,748	224
*Silicon Laboratories Inc.	6,466	224
*Microsemi Corp.	9,673	223
*PMC Sierra Inc.	28,625	221
*Rambus Inc.	11,182	211
*Atheros Communications, Inc.	7,179	209
*Cymer, Inc.	5,058	203
*Entegris Inc.	16,172	186
*Brooks Automation, Inc.	9,787	173
*FEI Co.	4,615	171
*RF Micro Devices, Inc.	26,120	171
*Semtech Corp.	9,812	163
*Trident Microsystems, Inc.	7,768	158
*Skyworks Solutions, Inc.	20,776	147
*SiRF Technology Holdings, Inc.	6,694	145
*ATMI, Inc.	4,741	145
*MKS Instruments, Inc.	5,038	137
*Zoran Corp.	6,637	134
*Spansion Inc. Class A	11,468	125
*OmniVision Technologies, Inc.	7,476	121
*Applied Micro Circuits Corp.	40,090	113
*Advanced Energy Industries, Inc.	4,551	112
*Cabot Microelectronics Corp.	3,268	109
*AMIS Holdings Inc.	8,404	107
Micrel, Inc.	8,180	102
*TriQuint Semiconductor, Inc.	19,033	100
*ANADIGICS, Inc.	7,818	99
*Diodes Inc.	2,641	98
*Silicon Image, Inc.	11,630	97
*Axcelis Technologies, Inc.	13,823	89
*DSP Group Inc.	3,981	87
*Conexant Systems, Inc.	65,342	84
*Standard Microsystem Corp.	2,709	84
*Cirrus Logic, Inc.	10,645	82
*Lattice Semiconductor Corp.	15,500	82
*Photronics Inc.	5,460	80
*Kulicke & Soffa Industries, Inc.	7,783	74
*Mattson Technology, Inc.	7,185	71
*Exar Corp.	5,069	69
*Hittite Microwave Corp.	1,677	68
*Veeco Instruments, Inc.	3,754	68
*Sigma Designs, Inc.	2,356	66
*Netlogic Microsystems Inc.	2,078	64
Cohu, Inc.	2,955	60
*Rudolph Technologies, Inc.	3,308	53
*Silicon Storage Technology, Inc.	12,791	51
*Actel Corp.	3,604	50
*Supertex, Inc.	1,467	49
*Asyst Technologies, Inc.	6,668	48
*Advanced Analogic Technologies, Inc.	5,251	47
*Genesis Microchip Inc.	4,916	43
*Ultratech, Inc.	3,042	41
*Credence Systems Corp.	11,580	38
*IXYS Corp.	3,806	36
*Verigy Ltd.	1,197	34
*PDF Solutions, Inc.	2,791	28
*Eagle Test Systems, Inc.	1,683	27

		60,260

Software (21.3%)
Microsoft Corp.	1,196,795	36,706
*Oracle Corp.	562,983	10,911
*Adobe Systems, Inc.	79,925	3,523
*Symantec Corp.	125,555	2,510
*Electronic Arts Inc.	42,103	2,058
CA, Inc.	57,291	1,520
*Autodesk, Inc.	31,233	1,418
*Intuit, Inc.	44,689	1,363
*BMC Software, Inc.	27,697	918
*Cadence Design Systems, Inc.	38,041	864
*Citrix Systems, Inc.	24,523	824
*McAfee Inc.	21,662	796
*Activision, Inc.	38,073	754
*BEA Systems, Inc.	53,322	685
*Red Hat, Inc.	24,762	608
*salesforce.com, Inc.	12,351	584
*NAVTEQ Corp.	13,343	571
*Synopsys, Inc.	19,286	511
*Compuware Corp.	44,104	501
FactSet Research Systems Inc.	6,017	384
*Novell, Inc.	46,221	361
Fair Isaac, Inc.	8,579	325
*MICROS Systems, Inc.	5,387	299
*THQ Inc.	8,759	299
*Sybase, Inc.	12,408	299
*ANSYS, Inc.	5,241	294
Jack Henry & Associates Inc.	11,104	294
*Nuance Communications, Inc.	17,237	288
*Parametric Technology Corp.	15,195	284
*TIBCO Software Inc.	28,729	259
*Kronos, Inc.	4,360	239
*Take-Two Interactive Software, Inc.	9,855	203
*Macrovision Corp.	7,178	201
*Progress Software Corp.	5,574	183
*Lawson Software, Inc.	19,125	176
*Transaction Systems Architects, Inc.	5,095	173
*Informatica Corp.	11,153	170
*Mentor Graphics Corp.	11,283	161
*Quest Software, Inc.	9,207	159
*Net 1 UEPS Technologies, Inc.	5,355	143
Blackbaud, Inc.	5,988	142
*Blackboard Inc.	3,424	141
*MicroStrategy Inc.	1,300	135
*SPSS, Inc.	2,577	113
*Wind River Systems Inc.	10,527	112
*Aspen Technologies, Inc.	7,280	108
*Manhattan Associates, Inc.	3,687	107
*Epicor Software Corp.	7,089	103
*Advent Software, Inc.	2,840	102
*Opsware, Inc.	10,947	99
Quality Systems, Inc.	2,396	98
*The Ultimate Software Group, Inc.	2,936	83
*MSC.Software Corp.	5,918	78
*Concur Technologies, Inc.	3,917	78
*JDA Software Group, Inc.	3,843	70
*Borland Software Corp.	10,669	64
*Agile Software Corp.	7,700	62
*Ansoft Corp.	1,909	61
*Tyler Technologies, Inc.	4,473	54
*Secure Computing Corp.	7,103	54
*EPIQ Systems, Inc.	1,887	50
*Sonic Solutions, Inc.	3,343	43
*Commvault Systems, Inc.	2,551	43
*InterVoice, Inc.	5,138	41
*FalconStor Software, Inc.	3,369	37
*eSPEED, Inc. Class A	3,877	35
*VASCO Data Security International, Inc.	1,089	25
Renaissance Learning, Inc.	1,208	14

		74,971

Total Investments (99.7%)
(Cost $312,109)		351,032

Other Assets and Liabilities - Net (0.3%)		947

Net Assets (100%)		351,979

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2007, the cost of investment securities for tax purposes was $312,109,000. Net unrealized appreciation of investment securities for tax purposes was $38,923,000, consisting of unrealized gains of $47,074,000 on securities that had risen in value since their purchase and $8,151,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund Schedule of Investments May 31, 2007
	Shares	Market Value ($000)

Common Stocks (100.0%)

Chemicals (48.6%)
E.I. du Pont de Nemours & Co.	492,769	25,782
Dow Chemical Co.	511,453	23,210
Monsanto Co.	289,803	17,852
Praxair, Inc.	172,092	11,718
Air Products & Chemicals, Inc.	115,339	8,995
PPG Industries, Inc.	87,347	6,655
Lyondell Chemical Co.	119,715	4,450
Ecolab, Inc.	100,807	4,350
Rohm & Haas Co.	75,979	4,028
Sigma-Aldrich Corp.	70,757	3,062
Eastman Chemical Co.	44,664	2,955
*The Mosaic Co.	81,929	2,878
Celanese Corp. Series A	75,824	2,759
Lubrizol Corp.	36,877	2,423
International Flavors & Fragrances, Inc.	43,145	2,215
Nalco Holding Co.	76,312	2,017
Ashland, Inc.	29,970	1,808
Albemarle Corp.	43,113	1,752
FMC Corp.	19,620	1,641
Cabot Corp.	33,939	1,639
Airgas, Inc.	37,543	1,601
Valspar Corp.	51,494	1,488
Cytec Industries, Inc.	24,371	1,449
RPM International, Inc.	63,737	1,448
Chemtura Corp.	128,268	1,397
CF Industries Holdings, Inc.	26,514	1,186
Scotts Miracle-Gro Co.	25,068	1,154
*Hercules, Inc.	57,503	1,083
Huntsman Corp.	53,124	1,062
*W.R. Grace & Co.	36,451	987
*OM Group, Inc.	15,752	985
*Terra Industries, Inc.	49,563	961
H.B. Fuller Co.	31,716	864
Olin Corp.	38,958	788
Minerals Technologies, Inc.	10,294	655
Sensient Technologies Corp.	23,708	617
Ferro Corp.	22,912	545
Spartech Corp.	16,873	452
Arch Chemicals, Inc.	12,723	447
*Rockwood Holdings, Inc.	13,612	437
*Zoltek Cos., Inc.	11,071	417
Innospec, Inc.	6,385	382
NewMarket Corp.	7,892	378
*PolyOne Corp.	46,290	330
A. Schulman Inc.	12,619	305
Georgia Gulf Corp.	17,112	295
Westlake Chemical Corp.	10,312	289
Koppers Holdings, Inc.	8,723	281
*Symyx Technologies, Inc.	17,298	181
Tronox Inc. Class B	11,547	161
American Vanguard Corp.	10,254	141
Tronox Inc.	9,872	139
Innophos Holdings Inc.	3,697	57
NL Industries, Inc.	5,102	55

		155,206

Construction Materials (4.5%)
Vulcan Materials Co.	50,663	6,064
Martin Marietta Materials, Inc.	24,161	3,756
Florida Rock Industries, Inc.	26,440	1,799
Eagle Materials, Inc.	25,869	1,298
Texas Industries, Inc.	12,786	1,112
*Headwaters Inc.	22,205	438

		14,467

Containers & Packaging (8.6%)
Temple-Inland Inc.	55,985	3,527
*Owens-Illinois, Inc.	82,346	2,800
Sealed Air Corp.	86,529	2,795
Ball Corp.	49,419	2,736
*Pactiv Corp.	71,335	2,423
Sonoco Products Co.	50,662	2,194
*Crown Holdings, Inc.	87,162	2,173
Bemis Co., Inc.	55,959	1,882
*Smurfit-Stone Container Corp.	136,133	1,760
AptarGroup Inc.	34,818	1,308
Packaging Corp. of America	44,495	1,151
Silgan Holdings, Inc.	12,957	748
Greif Inc. Class A	12,456	693
Rock-Tenn Co.	18,214	636
Myers Industries, Inc.	14,961	332
*Graphic Packaging Corp.	52,680	260
Chesapeake Corp. of Virginia	10,057	134
*Caraustar Industries, Inc.	566	3

		27,555

Metals & Mining (29.5%)
Alcoa Inc.	463,637	19,139
Freeport-McMoRan Copper & Gold, Inc. Class B	200,123	15,750
Nucor Corp.	161,026	10,876
Newmont Mining Corp. (Holding Co.)	240,238	9,773
United States Steel Corp.	63,366	7,171
Allegheny Technologies Inc.	48,345	5,588
Steel Dynamics, Inc.	48,652	2,282
Reliance Steel & Aluminum Co.	36,246	2,224
Commercial Metals Co.	60,172	2,115
*AK Steel Holding Corp.	58,983	2,048
Cleveland-Cliffs Inc.	21,980	1,941
Chaparral Steel Co.	24,824	1,817
Carpenter Technology Corp.	13,040	1,729
*Titanium Metals Corp.	42,895	1,484
*RTI International Metals, Inc.	12,305	1,092
Quanex Corp.	19,861	952
Worthington Industries, Inc.	38,107	804
*Century Aluminum Co.	12,998	732
Metal Management, Inc.	14,063	681
Schnitzer Steel Industries, Inc. Class A	12,267	665
*Apex Silver Mines Ltd.	31,221	640
Compass Minerals International, Inc.	17,144	585
*Kaiser Aluminum Corp.	7,669	585
*Brush Engineered Materials Inc.	10,793	579
*Coeur d'Alene Mines Corp.	148,553	536
Ryerson Tull, Inc.	13,825	524
*Hecla Mining Co.	62,946	503
Royal Gold, Inc.	13,339	359
A.M. Castle & Co.	9,208	341
AMCOL International Corp.	11,762	293
Gibraltar Industries Inc.	13,305	287
*Stillwater Mining Co.	21,656	275

		94,370

Paper & Forest Products (8.8%)
Weyerhaeuser Co.	112,517	9,222
International Paper Co.	230,433	9,026
MeadWestvaco Corp.	97,037	3,396
*Domtar Corp.	277,865	3,029
Louisiana-Pacific Corp.	55,397	1,136
Bowater Inc.	29,705	617
Neenah Paper Inc.	7,817	342
Wausau Paper Corp.	24,046	329
Deltic Timber Corp.	5,603	302
Glatfelter	21,262	289
*Buckeye Technology, Inc.	17,941	255
Schweitzer-Mauduit International, Inc.	7,740	233

		28,176

Total Investments (100.0%)
(Cost $272,666)		319,774

Other Assets and Liabilities—Net (0.0%)		(43)

Net Assets (100%)		319,731

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $272,666,000. Net unrealized appreciation of investment securities for tax purposes was $47,108,000, consisting of unrealized gains of $49,181,000 on securities that had risen in value since their purchase and $2,073,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommincation Services Index Fund Schedule of Investments May 31, 2007
	Shares	Market Value ($000)

Common Stocks (98.3%)

Diversified Telecommunication Services (66.4%)
Alternative Carriers (6.7%)
*Level 3 Communications, Inc.	913,195	5,315
*Time Warner Telecom Inc.	169,800	3,287
*Cogent Communications Group, Inc.	111,123	3,189
*Premiere Global Services, Inc.	207,010	2,623
*Covad Communications Group, Inc.	2,608,886	2,504
*Global Crossing Ltd.	104,400	2,230
*Vonage Holdings Corp.	76,871	231
*Globalstar, Inc.	4,227	46
Integrated Telecommunication Services (59.7%)
AT&T Inc.	1,423,833	58,861
Verizon Communications Inc.	1,210,121	52,677
*Qwest Communications International Inc.	996,472	10,254
Embarq Corp.	107,276	6,894
Windstream Corp.	378,196	5,681
CenturyTel, Inc.	98,056	4,846
Citizens Communications Co.	301,889	4,785
*NeuStar, Inc. Class A	105,952	3,079
*Cincinnati Bell Inc.	492,107	2,869
*NTELOS Holdings Corp.	108,046	2,725
*Cbeyond Inc.	71,446	2,528
Iowa Telecommunications Services Inc.	110,277	2,480
FairPoint Communications, Inc.	136,176	2,451
*General Communication, Inc.	182,693	2,421
Alaska Communications Systems Holdings, Inc.	151,168	2,385
Consolidated Communications Holdings, Inc.	110,351	2,346
North Pittsburgh Systems, Inc.	118,210	2,339
Surewest Communications	89,817	2,314
IDT Corp. Class B	166,084	2,066
IDT Corp.	46,667	562
Golden Telecom, Inc.	3,265	174

		194,162

Wireless Telecommunication Services (31.9%)
Sprint Nextel Corp.	927,546	21,194
Alltel Corp.	188,029	12,884
*American Tower Corp. Class A	261,075	11,273
*NII Holdings Inc.	99,091	8,073
*Crown Castle International Corp.	171,576	6,317
*Leap Wireless International, Inc.	51,879	4,434
*SBA Communications Corp.	115,234	3,702
*Dobson Communications Corp.	282,676	3,005
*U.S. Cellular Corp.	36,231	2,876
Telephone & Data Systems, Inc.	44,110	2,730
Telephone & Data Systems, Inc. - Special Common Shares	44,600	2,587
USA Mobility, Inc.	108,141	2,488
*InPhonic, Inc.	281,961	2,470
*Centennial Communications Corp. Class A	240,696	2,453
*Syniverse Holdings Inc.	187,227	2,397
iPCS, Inc.	67,725	2,356
*Fibertower Corp.	490,245	2,039

		93,278

Total Common Stocks
(Cost $248,614)		287,440

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 5.279%
(Cost $319)	318,964	319
Total Investments (98.4%)

(Cost $248,933)		287,759

Other Assets and Liabilities—Net (1.6%)		4,785

Net Assets (100%)		292,544

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $248,933,000. Net unrealized appreciation of investment securities for tax purposes was $38,826,000, consisting of unrealized gains of $42,895,000 on securities that had risen in value since their purchase and $4,069,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund Schedule of Investments May 31, 2007
	Shares	Market Value ($000)

Common Stocks (100.0%)

Electric Utilities (45.9%)
Exelon Corp.	519,565	40,526
Southern Co.	580,376	20,899
FPL Group, Inc.	298,727	19,098
Duke Energy Corp.	973,200	19,016
Entergy Corp.	157,151	17,742
FirstEnergy Corp.	236,313	16,360
American Electric Power Co., Inc.	306,683	14,607
Edison International	239,968	13,983
PPL Corp.	295,824	13,596
Progress Energy, Inc.	188,551	9,445
*Allegheny Energy, Inc.	128,127	6,841
*Reliant Energy, Inc.	239,168	6,127
Pepco Holdings, Inc.	148,345	4,430
Northeast Utilities	119,576	3,636
Pinnacle West Capital Corp.	77,498	3,598
*Sierra Pacific Resources	171,303	3,248
DPL Inc.	87,686	2,675
Great Plains Energy, Inc.	62,274	1,938
Westar Energy, Inc.	67,668	1,794
Hawaiian Electric Industries Inc.	63,055	1,545
ITC Holdings Corp.	31,238	1,356
Duquesne Light Holdings, Inc.	61,161	1,236
Cleco Corp.	44,542	1,202
IDACORP, Inc.	33,269	1,105
UniSource Energy Corp.	27,308	998
*El Paso Electric Co.	36,185	985
ALLETE, Inc.	20,020	961
Otter Tail Corp.	21,766	712
Portland General Electric Co.	21,853	641
UIL Holdings Corp.	18,226	598
Empire District Electric Co.	23,392	552
MGE Energy, Inc.	16,018	543

		231,993

Gas Utilities (8.2%)
Questar Corp.	66,571	7,190
Equitable Resources, Inc.	89,581	4,660
ONEOK, Inc.	81,176	4,392
Energen Corp.	53,298	3,140
National Fuel Gas Co.	61,401	2,797
Southern Union Co.	78,811	2,743
AGL Resources Inc.	60,214	2,569
UGI Corp. Holding Co.	81,707	2,353
Atmos Energy Corp.	67,633	2,191
Nicor Inc.	34,649	1,627
Piedmont Natural Gas, Inc.	58,387	1,550
WGL Holdings Inc.	37,825	1,334
Southwest Gas Corp.	32,169	1,228
New Jersey Resources Corp.	21,481	1,177
Northwest Natural Gas Co.	21,316	1,062
South Jersey Industries, Inc.	22,709	883
The Laclede Group, Inc.	15,730	490

		41,386

Independent Power Producers & Energy Traders (13.7%)
TXU Corp.	338,263	22,816
Constellation Energy Group, Inc.	140,080	12,855
*AES Corp.	514,937	12,219
*Mirant Corp.	198,463	9,209
*NRG Energy, Inc.	90,095	7,918
*Dynegy, Inc.	381,535	3,693
Ormat Technologies Inc.	11,856	432

		69,142

Multi-Utilities (31.5%)
Dominion Resources, Inc.	274,234	24,294
Public Service Enterprise Group, Inc.	196,012	17,433
PG&E Corp.	276,553	13,623
Sempra Energy	193,647	11,874
Consolidated Edison Inc.	209,730	10,239
Ameren Corp.	160,175	8,500
DTE Energy Co.	137,975	7,296
Xcel Energy, Inc.	316,126	7,255
KeySpan Corp.	136,132	5,673
NiSource, Inc.	212,161	4,712
Wisconsin Energy Corp.	90,693	4,392
CenterPoint Energy Inc.	230,414	4,362
Alliant Energy Corp.	90,032	3,889
MDU Resources Group, Inc.	126,398	3,831
SCANA Corp.	85,801	3,637
Integrys Energy Group, Inc.	57,968	3,240
CMS Energy Corp.	172,472	3,148
Energy East Corp.	121,762	2,943
NSTAR	82,769	2,883
TECO Energy, Inc.	162,115	2,847
OGE Energy Corp.	70,633	2,608
Puget Energy, Inc.	90,230	2,275
PNM Resources Inc.	58,800	1,735
Vectren Corp.	59,049	1,710
*Aquila, Inc.	290,474	1,240
Black Hills Corp.	25,820	1,058
Avista Corp.	40,244	943
NorthWestern Corp.	27,623	910
CH Energy Group, Inc.	12,256	580

		159,130

Water Utilities (0.7%)
Aqua America, Inc.	102,393	2,341
California Water Service Group	15,205	566
American States Water Co.	13,233	477
SJW Corp.	10,634	343

		3,727

Total Investments (100.0%)
(Cost $449,915)		505,37 8

Other Assets and Liabilities - Net (0.0%)		68

Net Assets (100%)		505,446

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2007, the cost of investment securities for tax purposes was $449,915,000. Net unrealized appreciation of investment securities for tax purposes was $55,463,000, consisting of unrealized gains of $56,513,000 on securities that had risen in value since their purchase and $1,050,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.